     As filed with the Securities and Exchange Commission on AUGUST 14, 1998
                         FILE NOS. 33-62470 AND 811-7704

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                  -------------

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
         Post-Effective Amendment No. 26                          [X]
                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
           Amendment No. 28                                       [X]
                                 --------------

                              SCHWAB CAPITAL TRUST
               (Exact Name of Registrant as Specified in Charter)

             101 Montgomery Street, San Francisco, California 94104
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:
                                 (415) 627-7000

                    William J. Klipp, Chief Operating Officer
                              Schwab Capital Trust
             101 Montgomery Street, San Francisco, California 94104
                     (Name and Address of Agent for Service)

                          Copies of communications to:

Martin E. Lybecker, Esq.                   Frances Cole, Esq.
Ropes & Gray                               Charles Schwab Investment Management, Inc.
1301 K Street, N.W., Suite 800 East        101 Montgomery Street
Washington, D.C.  20005                    San Francisco, CA  94104

It is proposed that this filing will become effective (check appropriate box)
      / / Immediately upon filing pursuant to paragraph (b)
      / / On (date) pursuant to paragraph (b)
      / / 60 days after filing pursuant to paragraph (a)(1)
      / / On (date) pursuant to paragraph (a)(1)
      / / 75 days after filing pursuant to paragraph (a)(2)
      /X/ On October 28, 1998 pursuant to paragraph (a)(2) of Rule 485 if appropriate, check the following box:
      / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              CROSS REFERENCE SHEET
                              SCHWAB CAPITAL TRUST:

                       INSTITUTIONAL SELECT LARGE-CAP FUND
                 INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND
                    INSTITUTIONAL SELECT SMALL-CAP INDEX FUND

Part A                                                         Prospectus Caption
------                                                         ------------------
Item 1.  Cover Page                                            Cover Page

Item 2.  Synopsis                                              Expenses; Key Features

Item 3.  Condensed Financial Information                       Not Applicable

Item 4.  General Description of Registrant                     Organization & Management; Investment
                                                               Objectives, Policies & Risks

Item 5.  Management of the Fund                                Organization & Management

Item 5a.  Management's Discussion of Fund                      Discussion to be Included in Funds' Annual
Performance                                                    Reports

Item 6.  Capital Stock and Other Securities                    Investing in Shares; Organization &
                                                               Management

Item 7.  Purchase of Securities Being                          Investing In Shares
Offered

Item 8.  Redemption or Repurchase                              Investing in Shares

Item 9.  Pending Legal Proceedings                             Not Applicable

                                TABLE OF CONTENTS

                                                                            Page

KEY FEATURES.........................................................
EXPENSES.............................................................
PERFORMANCE..........................................................
ORGANIZATION & MANAGEMENT............................................
INVESTMENT OBJECTIVES,
   POLICIES & RISKS..................................................
INVESTING IN SHARES..................................................


The Prospectus provides concise information that you should know before investing. Please retain it for future reference.

The Statement of Additional Information (SAI), dated November 2, 1998, contains additional information and is incorporated by reference into the Prospectus. The SAI has been filed with the Securities and Exchange Commission (SEC). The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information. The SAI is available without charge by calling 1-800-435-4000 (1-800-345-2550 for TDD users) or writing to 101 Montgomery Street, San Francisco, California 94104.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                      INSTITUTIONAL SELECT LARGE-CAP INDEX
                                      FUND


                      INSTITUTIONAL SELECT LARGE-CAP VALUE
                                   INDEX FUND


                      INSTITUTIONAL SELECT SMALL-CAP VALUE
                                   INDEX FUND



                                   PROSPECTUS
                                OCTOBER 28, 1998








EACH FUND seeks high total return.

KEY FEATURES

MATCHING A FUND TO YOUR INVESTMENT NEEDS. Each Fund intends to track the performance of its index, which attempts to represent a particular segment of the U.S. equity (stock) market. Because each Fund will invest in a large number and broad range of stocks, the Funds could provide diversified investments for the U.S. large- and small-cap stock categories of your asset allocation plan.

GOALS. Institutional Select Large-Cap Index Fund (Large-Cap Fund) seeks high total return by tracking the performance of the S&P 500(R) Index.

Institutional Select Large-Cap Value Index Fund (Large-Cap Value Fund) seeks high total return by tracking the performance of the S&P 500/BARRA Value Index.

Institutional Select Small-Cap Value Index Fund (Small-Cap Fund) seeks high total return by tracking the performance of the S&P SmallCap 600/BARRA Value Index.

There is no guarantee a Fund will achieve its goal.

STRATEGIES. Each Fund intends to achieve its goal by following an indexing investment strategy. Read the "Investment Objectives, Policies & Risks" section of the prospectus for more information. Each Fund intends to operate as a diversified mutual fund.

LOW COST INVESTING. Charles Schwab Investment Management, Inc. (the Investment Manager) and Charles Schwab & Co. Inc. (Schwab) have voluntarily guaranteed that, through at least [date], total operating expenses of the Large-Cap Fund, Large-Cap Value Fund and Small-Cap Fund, as a percentage of average daily net assets, will not exceed [0.xx%, 0.xx% and 0.xx%], respectively. Read the "Expenses" section for more details.

DESIGNED FOR INSTITUTIONAL INVESTORS. Each Fund is available to clients of Schwab Institutional (investment advisors) and their clients.

RISKS. While indexing strategies may reduce certain risks associated with active management, they do not ensure against other risks typically associated with investing in stocks, such as a decline in the value of a particular stock, industry or market. Read the "Investment Objectives, Policies & Risks" section for more details.

AFTER TAX RETURN. Each Fund seeks to maximize after-tax total return while tracking the performance of its index. Read the "Investment Objectives, Policies & Risks" section for more details.

EXPENSES

SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy, sell or exchange shares of the Funds.

                             LARGE
                    LARGE    -CAP       SMALL-
                     -CAP     VALUE      CAP
                     FUND     FUND       FUND
Maximum sales
  charge on
  purchases and
  reinvested
  dividends           NONE     NONE      NONE
Maximum deferred
  sales charge        NONE     NONE      NONE
Redemption fee        0.25%*   0.50%*    0.75%*
Exchange fee          NONE     NONE      NONE

 * As a percentage of the amount redeemed of shares held less than 6 months (read the "Investing in Shares" section for more information). The fee is paid to the Fund, not the Distributor.

The information on shareholder transaction expenses is for transactions through an account through Schwab. If you are purchasing, selling, exchanging or maintaining shares through an entity other than Schwab, other transaction expenses may be charged by that entity.

ANNUAL OPERATING EXPENSES are paid by each Fund. These expenses include management fees paid to the Investment Manager and other fees for services, such as maintaining shareholder records and furnishing shareholder statements and financial reports. These expenses are factored into the price of each of the Fund's shares and into the dividends paid to shareholders. As a shareholder, you are not charged any of these fees directly.

The annual operating expenses stated below are based on estimated other expenses and are stated as a percentage of average daily net assets of each Fund.

                                   LARGE-
                         LARGE-     CAP       SMALL-
                          CAP      VALUE       CAP
                         FUND       FUND       FUND

Management fee (after
reduction)                0.xx%     0.xx%     0.xx%

12b-1 fee                 None      None      None

Other expenses (after
reduction)                0.xx%     0.xx%     0.xx%

TOTAL OPERATING
EXPENSES (AFTER
REDUCTION)                0.xx%     0.xx%     0.xx%

EXAMPLE: If each Fund were to provide an annual return of 5%, you would pay the following expenses on a $1,000 investment, whether you redeemed your shares at the end of each period or left your shares invested.

                 1 YEAR     3 YEARS
                 ------     -------
LARGE-CAP
FUND

LARGE-CAP
VALUE FUND
FUND

SMALL-CAP
FUND


THE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

The Investment Manager and Schwab have voluntarily agreed to guarantee, at least through [date], that total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) of the Large-Cap Fund, Large-Cap Value Fund and Small-Cap Fund will not exceed [0.xx%, 0.xx% and 0.xx%], respectively, of each Fund's average daily net assets. Read the "Organization & Management" section of the prospectus for more information on expenses.

PERFORMANCE

Typically, mutual funds report performance in terms of total return.

TOTAL RETURN is the actual annual return of an investment assuming both the reinvestment of any income earned and any change in share price. A cumulative total return is the actual total return of an investment over a stated period of time, while an average annual total return is a hypothetical rate of return, which, if achieved annually would have produced the same cumulative total return. An average annual total return will smooth out the actual year-to-year fluctuations of an investment's return.

Each Fund intends to track the performance of its Index. The performance of each Index, typically reported as total return, assumes reinvestment of dividends paid by the stocks in the Index, but does not take into account any fees or expenses associated with investing directly in the stocks in each Index, such as brokerage commissions.

Fund strategies, performance and holdings are detailed in financial reports, which are sent to shareholders twice a year.

ORGANIZATION &
MANAGEMENT


EACH FUND IS A DIVERSIFIED MUTUAL FUND and is a series of Schwab Capital Trust (the Trust).

THE FUNDS ARE OVERSEEN BY A BOARD OF TRUSTEES. The Board of Trustees meets regularly to review the Fund's activities, contractual arrangements and performance. The Board of Trustees is responsible for protecting the interests of the Fund's shareholders.

EACH FUND MAY HOLD SPECIAL MEETINGS. These meetings may be called for purposes such as electing Trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.

THE FUNDS ARE MANAGED BY THE INVESTMENT MANAGER. Charles Schwab Investment Management Inc. (Investment Manager) is responsible for managing each Fund's day-to-day business affairs, including picking each Fund's investments; although the Investment Manager is subject to the overall authority of the Board of Trustees. The Investment Manager, 101 Montgomery Street, San Francisco, CA 94104, currently provides investment management services to the SchwabFunds(R), a family of [xx] mutual funds with over [xx] billion in assets of [date].

Geri Hom is a Vice President of the Investment Manager and Senior Portfolio Manager for the Funds. She joined Schwab in March 1995 as Portfolio Manager - Equities and currently manages the Funds and four other Equity Index Funds and co-manages three Schwab MarketTrack Portfolios(TM) with approximately $[xx] billion in assets. For the 15 years prior to joining Schwab, Ms. Hom was a Principal at Wells Fargo Nikko Investment Advisors where she headed the Domestic Equity Portfolio Management Group, with direct responsibility for approximately $60 billion in indexed assets. She holds a Bachelor of Arts in business education from San Francisco State University.

Stephen B. Ward is the Trust's Senior Vice President and Chief Investment Officer. He has overall day-to-day responsibility for the management of the Funds' portfolios. Mr. Ward joined the Investment Manager as Vice President and Portfolio Manager in April 1991 and was promoted to his current position in August 1993. Prior to joining the Investment Manager, Mr. Ward was Vice President and Portfolio Manager at Federated Investors. He graduated with a Masters in Business Administration from the Wharton School and a Bachelor of Arts in Economics from Virginia Tech and has been a Chartered Financial Analyst since 1985.

For the services performed under its contract with the Funds, the Investment Manager is entitled to receive a graduated annual fee, payable monthly, of [0.xx%] of Large-Cap Fund's and Large-Cap Value Fund's average daily net assets not in excess of $[x] billion and [0.xx%] of such assets over $[x] billion; and of [0.xx%] of the Small-Cap Fund's average daily net assets not in excess of $[x] billion and [0.xx%] of such assets over $[x] billion;

SCHWAB IS THE FUNDS' SHAREHOLDER SERVICES AND TRANSFER AGENT. Schwab provides Fund information to shareholders, including share price, reporting shareholder ownership and account activities, and distributing each Fund's prospectus, financial reports and other informational literature about the Funds. Schwab, 101 Montgomery Street, San Francisco, CA 94104, also maintains the office space, equipment and personnel necessary to provide these services.

For the services performed as transfer agent under its contract with each Fund, Schwab is entitled to receive an annual fee from each Fund. The fees are payable monthly in the amount of [0.xx%] of each Fund's average daily net assets. For the services performed as shareholder services agent under its contract with each Fund, Schwab is entitled to receive an annual fee from each Fund. The fees are payable monthly in the amount of [0.xx%] of each Fund's average daily net assets.

THE FUNDS PAY OTHER EXPENSES. These expenses are typically connected with a Trust's operations and include legal, audit and custodian fees, as well as the costs of accounting and registration of the Funds. Expenses not directly attributable to a particular Fund will generally be allocated among the funds in the Trust on the basis of each fund's relative net assets at the time the expense is incurred.

The Investment Manager may use affiliated broker-dealers, including Schwab, to execute the Funds' securities transactions as long as the brokerage services and commission rates or fees are comparable to those of other broker-dealers.

The Charles Schwab Corporation is the parent company of the Investment Manager and Schwab. Charles R. Schwab is the founder, Chairman, Co-Chief Executive Officer and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the Investment Manager and Schwab.

INVESTMENT OBJECTIVES, POLICIES & RISK


INVESTMENT OBJECTIVES
Each Fund's investment objective is to seek high total return.

Each Fund's investment objective may be changed only by vote of a majority of its shareholders. Unless otherwise noted, policies and limitations may be changed without shareholder approval.

INVESTMENT STRATEGIES
Each Fund intends to achieve its objective by following an indexing investment strategy.

Each Fund normally will invest at least 90% of its total assets in the securities making up its Index (Index Stocks). When the portfolio manager deems it more cost efficient, each Fund may invest in futures contracts representative of the Index's performance as part of its Index Stocks holdings.

THE INDEXES are the S&P 500 Index for the Large-Cap Fund, the S&P 500/BARRA Value Index for the Large-Cap Fund, and the S&P Small-Cap 600/BARRA Value Index for the Small-Cap Fund.

The S&P 500(R) Index is a widely recognized index comprised of 500 large-cap common stocks selected by Standard & Poor's. Standard & Poor's rebalances the Index at least quarterly.

The S&P 500/BARRA Value Index is a widely recognized index comprised of 343 large-cap value common stocks selected by BARRA, Inc. and Standard & Poor's, as of June 30, 1998. The total value of the Index (as measured by the combined market capitalization of the companies included in the Index) is approximately one-half of the total value of the S&P 500 Index. The companies with the highest book-to-price ratios may be included in the Index. BARRA, Inc. and Standard & Poor's rebalance the Index at least semiannually.

The S&P SmallCap 600/BARRA Value Index is a widely recognized index comprised of 373 small-cap value common stocks selected by BARRA, Inc. and Standard & Poor's as of June 30, 1998. The total value of the Index (as measured by the combined market capitalization of the companies included in the Index) is approximately one-half of the total value of the S&P SmallCap 600 Index. The companies with the highest book-to-price ratios may be included in the Index. BARRA, Inc. and Standard & Poor's rebalance the Index at least semiannually.

The S&P 500 Index is owned by Standard & Poor's Company. The S&P 500/BARRA Value and S&P SmallCap 600/BARRA Value Index are jointly owned by Standard & Poor's and BARRA, Inc. None of the Indexes is affiliated with the Funds or the Investment Manager.

Each Fund will invest in a group of securities selected from its Index, which, when taken together, is expected to perform similarly to its Index. Each Fund generally tries to match its holdings of Index Stocks to their weightings in the Index. This technique is expected to enable each Fund to track the dividend income and price movements (total return) of its Index, while minimizing brokerage, custodial and accounting costs. In addition, the indexing strategy is intended to minimize each Fund's realized capital gains, which can make a difference in an investors' after-tax return, especially for those investors in higher tax brackets.

THE RISKS for each Fund are basically those risks associated with investing in equity securities. Generally speaking, there are three types of risk inherent to investing in equity securities.

STOCK RISK is the risk that a stock may decline in price over the short- or long-term. When a stock's price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Some stocks, like small company stocks, are more sensitive to stock risk than large company stocks. Diversifying investments across companies can help to lower the stock risk of a fund.

INDUSTRY RISK is the risk that the companies in a particular industry will experience a decline in the price of their stock. Sometimes a negative economic condition affects a single industry or group of industries. For example, the automotive industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may affect the sale of automobiles and impact the value of the industry's securities. Diversifying investments across industries can help to reduce the industry risk of a Fund.

MARKET RISK is, typically, the result of a negative economic condition that affects an entire class of securities, such as stocks or bonds. Unlike stock and industry risk, the Funds do not attempt to reduce market risk which can only be removed by diversification across various asset classes, such as stocks, bonds and cash.

The amount of and each type of risk each Fund will be subject to depends on its portfolio of investments. Because each Fund intends to track its Index, its risk profile is expected to be similar to that of its Index. However, to the extent a Fund invests in non-Index Stocks or invests in an Index Stock in greater proportion than that of its Index, the Fund may be exposed to greater risks or a different combination of risks associated with such investments. Each Index is designed to reflect the performance of a particular segment of the stock market and will be subject to those market risks, as well as stock and industry risk.


PRINCIPAL SECURITIES AND INVESTMENT TECHNIQUES


The different types of securities comprising each Index and other securities in which each Fund may invest are described below.

EQUITY SECURITIES include common stocks, preferred stocks, convertible securities and warrants. Common stocks, which represent an ownership interest in a company, are probably the most recognized type of equity security. Preferred stock, unlike common stock, pays specified dividends, has preference over common stock in payment of dividends. Preferred stock, however, does not ordinarily carry voting rights. Equity securities have historically outperformed most other securities, although their prices can be volatile. Market conditions, political, economic and even company specific news can cause significant changes in the price of a stock. Small-cap stocks, may be especially sensitive to these factors.

DEBT SECURITIES are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically "IOUs", but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed, variable or floating rate of interest on the amount of money borrowed (the "principal") until it is paid back upon maturity. U.S. Government securities are issued or guaranteed by the U.S. Government, its agencies and instrumentalities. A money market security is a high-quality debt security that has short-term maturity.

ADJUSTING INVESTMENT EXPOSURE may involve a Fund using investment techniques designed to increase or decrease investment exposure to a number of conditions, including changing interest rates and other conditions affecting the value of securities. These investment techniques include buying and selling futures and options contracts, entering into swap agreements, purchasing indexed securities and selling securities short. The Funds intend to use investment techniques to adjust risk exposure and increase returns, and to manage their cash positions. The use of any of these techniques will increase a Fund's risks and volatility. The potential losses to a Fund could be substantially more than the initial cost of the investment itself.

FUTURES CONTRACTS AND OPTIONS may be entered into by a Fund. A futures contract requires a Fund to buy or sell a specific dollar amount of a security at a certain price on a specified future date. There is risk that the securities will increase or decrease in value prior to that date and cause losses to the Fund. An option gives the Fund the right to buy or sell a security for an agreed-upon price during a specified period of time. There is risk of loss to a Fund if the option is exercised, as well as the loss of the cost of the option if it is not exercised. The risk of loss as to futures contracts and options can be substantial due to both the low margin deposits required and the degree of leverage that can be involved. In order to minimize risks, a Fund will segregate assets in the amount of the underlying obligation.

SWAP AGREEMENTS are an exchange of one security for another. A swap may be entered into in order to help a Fund track an Index, change the maturity of its portfolio, to protect a Fund's value from changes in interest rates or to expose a Fund to a different security or market. These agreements are subject to the risk that the counterparty will not fulfill its obligations. The risk of loss in a swap agreement can be substantial due to the degree of leverage that can be involved. In order to help minimize this risk, a Fund will segregate appropriate assets as necessary.

ILLIQUID SECURITIES are securities that are not actively traded, and, therefore, may be difficult to sell quickly or without losses.
Restriction: Each Fund may not invest more than 15% of its net assets in illiquid securities.

RESTRICTED SECURITIES are securities that are subject to legal restrictions on their sale. To the extent a Fund invests in liquid restricted securities, its general level of illiquidity may increase if these securities become difficult to sell.

WHEN-ISSUED SECURITIES AND DELAYED DELIVERY SECURITIES are securities that are purchased at a specified price and yield but delivered to the buyer at a later than customary date. Generally, the purchaser does not pay for these securities or earn interest on them until they are delivered, but their value could change prior to delivery.

REPURCHASE AGREEMENTS involve buying securities (usually U.S. Government securities) from a seller and simultaneously agreeing to sell them back at an agreed-upon price and time. There are risks that losses will result if the seller does not perform as agreed.

SECURITIES OF OTHER INVESTMENT COMPANIES may be purchased by a Fund. These investments may cause a Fund to bear duplicative fees for certain services.

Each Fund also employs the policies described below.

STOCK SUBSTITUTION STRATEGY is a strategy whereby a Fund may, in extraordinary circumstances, substitute a similar stock for an Index Stock.

DIVERSIFICATION involves investing in a wide range of securities and, thereby, spreading and reducing the risks of investment.

CONCENTRATION means that substantial amounts of assets are invested in a particular industry group of industries. Concentration increases investment exposure to industry risk. While the Funds do not intend to concentrate investments in a particular industry or group of industries, each Fund may indirectly concentrate in a particular industry or group of industries if its Index is so concentrated.

BORROWING is a form of leveraging if a Fund continues to make investments while borrowings remain outstanding. Borrowing subjects a Fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds.

Restriction: Each Fund may borrow up to 33 1/3% of its total assets for temporary or emergency purposes; provided that each Fund will not purchase securities while borrowing represents more than 5% of its total assets.

LENDING securities may earn income for a Fund, but could result in losses to a Fund, and possibly affect share price.

Restriction:  Each Fund may lend up to 33 1/3% of its total assets.

INVESTING IN SHARES


BUSINESS DAYS
The Funds are open each day the New York Stock Exchange (NYSE) is open (business days).

NET ASSET VALUE The price of the shares of each Fund is its net asset value per share (NAV). NAV is determined each business day at the close of the NYSE, generally 4:00 p.m. Eastern time. NAV is calculated by adding the value of the Fund's assets, subtracting its liabilities and dividing the result by the number of outstanding shares. A Fund's NAV will fluctuate and is not insured against loss. Each Fund values its portfolio securities based on market quotes if they are readily available. If market quotes are not readily available, portfolio securities are assigned fair market values pursuant to guidelines adopted by the Board of Trustees.


HOW TO BUY, SELL OR EXCHANGE SHARES

Shares are available to clients of Schwab Institutional (investment advisors) and their clients. Investments advisors are required to make initial investments and maintain balances, on behalf of each of their clients, of at least $2,500 for each Fund.

Investments advisors are also required to make initial investments and maintain balances so that, in aggregate, they meet the following minimums for each Fund*.

    LARGE-CAP FUND               $ 250,000
    LARGE-CAP VALUE FUND         $ 100,000
    SMALL-CAP FUND               $ 100,000

Additional purchases on behalf of each client may be made in amounts of at least $100.

* Each Fund reserves the right to increase its minimums at any time.

These minimums may be different if you are buying, selling/exchanging or maintaining shares of a Fund through an entity other than Schwab.

Shares may be automatically redeemed if, as a result of selling or exchanging shares, you no longer meet a Fund's minimum balance requirements. You will be given 30 days' notice prior to redemption to bring the account holdings to the required minimum balance.

Schwab is soliciting subscriptions for shares of each Fund during an initial offering period, currently scheduled to end January 5, 1999 subject to extension by the Funds and Schwab. Each Fund is scheduled to commence operations on January 6, 1999, and continuously offer its shares immediately following settlement of its the subscription offering.

Certain individuals may purchase shares in an initial amount of at least $3,000,000 and must maintain a balance of $3,000,000. Shares are purchased, sold or exchanged at the NAV next determined after your order has been received in good order. Orders received in good order by Schwab prior to 4:00 p.m. Eastern time will be executed that day. Shares bought normally begin to earn dividends on the next business day, while shares sold or exchanged normally earn dividends on that day.

The Funds are designed for long-term investing. Because short-term trading activities can disrupt a Fund's investment strategies and operations, and increase its expenses, Schwab reserves the right to refuse purchase orders in accounts with a pattern of short-term trading.

BY TELEPHONE, FAX OR WIRE. Investment advisors will be assigned a trading desk when an account is set-up with Schwab Institutional. Investment advisors should call or fax their designated Schwab Institutional trading desk.

Investment advisor clients should contact their investment advisor directly. For individuals not in an investment advisor relationship, please call 1-800-435-4000 for instructions. (1-800-345-2550 for TDD users.)

ELECTRONICALLY. Investment advisors submit your transactions through SchwabLink(R). Refer to the SchwabLink User Manual for specific instructions. You also may trade through Schwab's website and Telebroker(R).

BY MAIL. Write to the Funds at 101 Montgomery Street, San Francisco, CA 94104.

Please provide the following information:

-   your name and the name of your firm, and account number;
-   the name of the Fund;
-   the dollar amount you would like to buy, sell or exchange;
-   for initial purchases only, one of the three distribution choices below.

AUTOMATIC REINVESTMENT. Dividends and capital gain distributions will be reinvested in shares of your Fund. If you do not choose an option, this option will be assigned to you and all distributions will be reinvested;

CASH DIVIDENDS/REINVESTED CAPITAL GAINS. Dividends will be paid to you in cash and any capital gains distributions will be reinvested in additional shares; or

CASH OPTION. All distributions will be paid to your account and, if requested, mailed to you the next business day.

- for exchanges only, the name of the Fund into which you would like to exchange and a distribution choice; and

- if selling or exchanging by mail, a signature of at least one of the persons named on your account.

PLEASE NOTE THE FOLLOWING WHEN SELLING OR
EXCHANGING SHARES OF A FUND:

- redemption and exchange requests are irrevocable, and, once mailed, may not be modified or cancelled;
- payment for redeemed shares will be made to your account within 7 days and a check may be mailed to you upon request;
- if you bought your shares by check, a check will be issued as soon as your check clears, which may take up to 15 days from the date of purchase;
- depending on the type of account you have, your money may earn interest during any holding period;
-   a fee may be charged for redemptions by wire;
- you may exchange your shares for shares of any other Institutional Select Fund, provided you meet its minimum investment and any other requirements;
- each Fund and Schwab reserve the right to modify, limit or terminate the exchange privilege upon 60 days' written notification;
- an exchange of a Fund's shares for shares of other Institutional Select Funds will be treated as a taxable event for federal income tax purposes;
- a Fund may suspend the right to sell shares or postpone payment for a sale of shares when trading on the NYSE is restricted, the NYSE is closed for any reason other than its customary weekend and holiday closings, emergency circumstances exist as determined by the SEC, or as otherwise permitted by the SEC; and
- an early redemption fee upon sale or exchange of shares of a Fund will be charged against proceeds attributable to shares held less than six months. This fee will be paid directly to the Fund to offset costs of short-term trading and ensure that long-term investors do not bear additional costs. An early redemption fee will not be charged against shares redeemed or acquired though reinvestment of dividends or capital gains distributions. Solely for purposes of calculating the early redemption fee, shares will be treated as redeemed on a "first-in, first-out" basis, except for shares acquired through dividend reinvestment which will be redeemed first (although no early redemption fee will be assessed against these). This method of calculating the fee should result in the lowest total early redemption fee.


DIVIDENDS & TAXES
The following is only a brief summary of some of the federal and state income tax consequences that may affect a Fund and its shareholders. Unless your investment in the Fund is through a retirement account, you should consider the tax implications of investing, and consult with your own tax advisor.

Each Fund will distribute its net investment income and capital gains, if any, to shareholders each year. Each Fund intends to distribute its net investment income and capital gains annually in December. All distributions received by shareholders are subject to federal income tax, and may be subject to state and/or local taxes. Distributions are taxable when paid, whether they are received in cash or reinvested, although distributions declared in December, but paid in January, are taxable as if they were paid on December 31.

Shareholders receive a record of all distributions by the Funds, as well as purchases and sales they have made, via their monthly account statement. Each year, the Funds notify shareholders of the federal tax treatment of all distributions made by the Funds that year.

OPENING A SCHWAB ACCOUNT
Investment advisors may open a Schwab Institutional account for themselves (and subaccounts for their clients) by completing the appropriate application(s). Once you have opened an account, you will be assigned an Institutional Service Group Team which will answer subsequent account questions.

Individuals who do not have an investment advisor should call 1-800-435-4000 for more information (1-800-345-2550 for TDD users).

Using a Schwab account, investors have access to investments other than just mutual funds, such as stocks and bonds. The Securities Investor Protection Corporation (SIPC) provides account protection of up to $500,000 for the securities held in a Schwab account, including shares of the Fund. It is important to remember that SIPC account protection does not protect against losses due to market or economic conditions.

Deposits to your Schwab account may be made by check, wire and other forms of electronic funds transfer. Securities also may be deposited. All checks should be made to Charles Schwab & Co., Inc. Schwab will charge a $15 service fee for any checks returned as a result of insufficient or uncollected funds or a stop order.

Monies received by Schwab before 4:00 p.m. Eastern time will be available for investment in the Funds that day. Monies received by Schwab after 4:00 p.m. Eastern time will be available for investment in the Funds the next business day.


GENERAL INFORMATION
The right to initiate transactions by telephone is automatically available through your account. As long as either the Fund or Schwab follows reasonable procedures to confirm that your telephone order is genuine, they will not be liable for any losses an investor may experience due to unauthorized or fraudulent instructions.

These procedures may include:
- requiring a form of personal identification before acting upon any telephone order;
-   providing written confirmation of telephone orders; and
-   tape recording all telephone orders.

It may be difficult to place orders by telephone during periods of drastic economic or market changes because Schwab's phone and fax lines may become very busy with calls from other investors. Consider other methods for placing an order, such as writing to the Fund.

Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab. Twice a year, financial reports will be mailed to shareholders describing each Fund's performance and investment holdings. In order to reduce these mailing costs, each household will receive one consolidated mailing. If you do not want to receive consolidated mailings, you may write to your Fund and request that your mailings not be consolidated.

Each Fund, in its sole discretion and without prior notice, reserves the right to reject orders to purchase shares, change minimum investment requirements or withdraw or suspend any part of the offering made by the prospectus.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY STATEMENTS ABOUT THIS OFFERING OTHER THAN THE INFORMATION CONTAINED IN THIS PROSPECTUS AND IN OFFICIAL SALES MATERIALS. IF ANYONE GIVES ANY OTHER INFORMATION OR MAKES ANY OTHER REPRESENTATIONS, DO NOT RELY ON SUCH INFORMATION OR REPRESENTATIONS.

--------------------------------------------------------------------------------

THIS PROSPECTUS IS NOT AN OFFER IN ANY STATE IN WHICH SUCH AN OFFER MAY NOT LAWFULLY BE MADE, NOR IS IT AN OFFER TO ANY PERSON TO WHOM SUCH AN OFFER MAY NOT BE MADE.

                              CROSS REFERENCE SHEET
                              SCHWAB CAPITAL TRUST

                    INSTITUTIONAL SELECT LARGE-CAP INDEX FUND
                 INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND
                    INSTITUTIONAL SELECT SMALL-CAP INDEX FUND


                                                               Statement of Additional
Part B                                                         Information Caption
------                                                         -------------------
Item 10 and 11.  Cover Page, Table of                          Cover Page; Table of Contents
Contents

Item 12.  General Information and History                      General Information; The Benefits of
                                                               International Investing; Asset Allocation--
                                                               the Schwab Index Funds and the Schwab
                                                               Asset Allocation Funds

Item 13.  Investment Objectives and Policies                   Investment Policies and Restrictions

Item 14.  Management of the Fund                               Management of the Trust

Item 15.  Control Persons and Principal Holders of             General Information
Securities

Item 16.  Investment Advisory and Other                        Management of the Trust
Services

Item 17.  Brokerage Allocation and Other                       Portfolio Transactions and Turnover
Practices

Item 18.  Capital Stock and Other Securities                   General Information

Item 19.  Purchase, Redemption and Pricing                     Share Price Calculation; Purchase and
of Securities Being Offered                                    Redemption of Shares

Item 20.  Tax Status                                           Distributions and Taxes

Item 21.  Underwriters                                         Management of the Trust

Item 22.  Calculation of Performance Data                      How the Funds Reflect Performance

Item 23.  Financial Statements                                 Not Applicable

                       STATEMENT OF ADDITIONAL INFORMATION

                              SCHWAB CAPITAL TRUST

                    INSTITUTIONAL SELECT LARGE-CAP INDEX FUND
                 INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND
                 INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND

                                OCTOBER 28, 1998

This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the Prospectus dated October 28, 1998 (as amended from time to time) for the Institutional Select Large-Cap Index Fund, Institutional Select Large-Cap Value Index Fund and Institutional Select Small-Cap Value Index Fund (the Funds).

To obtain a copy of the Prospectus, please contact Charles Schwab & Co., Inc. (Schwab) at 1-800-435-4000, 24 hours a day, or 101 Montgomery Street, San Francisco, California 94104. TDD users may contact Schwab at 1-800-345-2550, 24 hours a day.

                                 SCHWABFUNDS(R)
                                 1-800-435-4000

                                TABLE OF CONTENTS

                                                                Page
                                                                ----
INVESTMENT SECURITIES AND RISKS.....................................
INVESTMENT RESTRICTIONS ............................................
ORGANIZATION AND MANAGEMENT OF THE TRUST ...........................
MANAGEMENT OF THE FUND..............................................
PORTFOLIO TRANSACTIONS AND TURNOVER.................................
TAXES...............................................................
SHARE PRICE CALCULATION.............................................
HOW THE FUND REFLECTS PERFORMANCE...................................
THE INDEXES AND INDEXING STRATEGIES.................................
PURCHASE AND REDEMPTION OF SHARES...................................
OTHER INFORMATION...................................................
FINANCIALS..........................................................

                         INVESTMENT SECURITIES AND RISKS

ASSET-BACKED SECURITIES are securities that are backed by the loans or account receivables of an entity, such as a bank or credit card company. These securities are obligations that the issuer intends to repay using the assets backing them (once collected). Therefore, repayment may depend largely on the cash flows generated by the assets backing the securities. Sometimes the credit support for these securities is limited to the underlying assets, but, in other cases, may be provided by a third party via a letter of credit or insurance guarantee.

CONVERTIBLE SECURITIES. Convertible securities are securities that are exchangeable for a specific number of another form of security at a specified price. Bonds and preferred stocks may be convertible. Convertible bonds typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity, because the convertible feature allows them to be exchanged for a specific number of shares of the company's common stock at a predetermined price. This structure allows the holder of the convertible bond to participate in share price movements in the company's common stock. The actual return on a convertible bond may exceed its stated yield if the company's common stock appreciates in value and the option to convert to common shares becomes more valuable. Convertible preferred stocks are nonvoting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds, however, they do not have a maturity date. Due to their fixed-income features, convertible issues typically are more sensitive to interest rate changes than the underlying common stock. In the event of liquidation, bondholders would have claims on company assets senior to those of stockholders; preferred stockholders would have claims senior to those of common stockholders.

CREDIT AND LIQUIDITY SUPPORTS may be employed by issuers to reduce the credit risk of their securities. Credit supports include letters of credit, insurance and guarantees. Liquidity supports include puts and demand features. These arrangements move the credit risk of an investment from the issuer of the security to the support provider.

DEBT SECURITIES are obligations, issued by various entities, including governments and corporations, in order to raise money. They are basically "IOUs," but are commonly referred to as bonds. Bonds normally require the issuer to pay a fixed, variable or floating rate of interest on the amount of money borrowed (the "principal") until it is paid back (at "maturity"). Upon maturity, the principal must be repaid.

Debt securities experience price changes when interest rates change. As a rule, when interest rates rise, bond prices decline or "fall", and when interest rates fall bond prices rise. Typically, longer-maturity bonds react to interest rate changes more severely than shorter-term bonds (all else being equal) but generally offer a greater rate of interest. Debt securities also are subject to the risk that their issuer will fail to meet its obligation to pay interest and/or principal, and their prices also may be affected by the credit quality of their issuer. Investment-grade debt securities are medium- and high-quality securities, although some still possess varying degrees of speculative characteristics and risk.

FUTURES AND OPTIONS. The following sections pertain to futures and options transactions: Futures Contracts, Options, Options on Futures Contracts, Hedging Strategies With Futures and Risks Involved in Futures and Options Transactions.

Each Fund may purchase put and call options on any securities in which it may invest and options on any securities index based on securities in which it may invest. Each Fund also may enter into closing sale transactions in order to realize gains or minimize losses on options it has purchased.

For certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Therefore, the writer may have no control over when the underlying securities must be sold, in the case of call options, or purchased, in the case of put options. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill its obligation to purchase the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

The purchase of a call option would entitle the Funds, in return for the premium paid, to purchase specified securities at a specified price during the option period. The Funds would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Funds would realize either no gain or a loss on the purchase of the call option.

Options. Each Fund may write (sell) covered call and put options on any securities in which it may invest and options on securities that are listed on domestic or foreign securities exchanges or traded in the over-the-counter market. All call options written by the Fund are covered, which means that the Funds will own the securities subject to the option so long as the option is outstanding. The purpose of writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, in writing covered call options for additional income, the Funds may forego the opportunity to profit from an increase in the market price of the underlying security.

All put options the Funds writes will be covered, which means that each Fund will have deposited with its custodian cash, U.S. Government securities or other high-grade debt securities with a value at least equal to the exercise price of the put option. High-grade securities are securities rated in one of the top three categories by Moody's Investor Service (Moody's) or Standard & Poor's (S&P), or, if unrated, determined by the Investment Manager to be of comparable credit quality. The purpose of writing such options is to generate additional income for the Funds. However, in return for the option premium, the Funds accept the risk that it may be required to purchase the underlying securities at a price in excess of the securities market value at the time of purchase.

Each Fund may terminate its obligations under a written call or put option by purchasing an option identical to the one it has written. Such purchases are referred to as "closing purchase transactions."

The Funds may purchase options that are traded on U.S. and foreign exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations.

The Funds currently treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except for options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price.

Restriction. Each Fund will write or purchase an option only when the market value of that option, when aggregated with the market value of all other options transactions made on behalf of the a Fund, does not exceed 5% of a Fund's net assets.

Futures Contracts. A futures contract is generally as an agreement between two parties to buy and sell particular financial instruments for an agreed-upon price during a designated period. In the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract, the parties may agree to deliver the final cash settlement price.

When interest rates are falling or prices of securities are rising, each Fund, through the purchase of futures contracts, may attempt to secure better rates or prices than might be available in the market when it effects anticipated purchases. When interest rates are rising or securities prices are falling, each Fund may seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities.

The Funds may purchase and sell various kinds of futures contracts and options on futures contracts. The futures contracts may be based on various securities (such as U.S. Government securities), securities indices and other financial instruments and indices. All futures contracts entered into by the Funds are traded on U.S. exchanges or boards of trade that the CFTC licenses and regulates on foreign exchanges. The Funds are not permitted to engage in speculative futures trading.

Although futures contracts, by their terms, generally call for the actual delivery or acquisition of underlying securities or the cash value of the index, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take such delivery. The contractual obligation is offset by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or the cash value of the index underlying the contractual obligations. A Fund may incur brokerage fees when it purchases or sells futures contracts.

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions, which may result in a profit or a loss. While each Fund's futures contracts on securities or currency will usually be liquidated in this manner, a Fund may instead make or take delivery of the underlying securities or currency whenever it appears economically advantageous for it to do so. A clearing corporation associated with the exchange on which futures on securities or currencies are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Options on Futures Contracts. The purchase of put and call options on futures contracts will give each Fund the right (but not the obligation), for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, each Fund obtains the benefit of the futures position if prices move in a favorable direction but limit its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium that may partially offset a decline in the value of a Fund's assets. By writing a call option on a futures contract, a Fund becomes obligated, in exchange for the premium, to sell a futures contract that may have a value lower than the exercise price. Thus, the loss incurred by a Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. Each Fund will incur transaction costs in connection with the writing of options on futures.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same series. There is no guarantee that these closing transactions can be effected. A Fund's ability to establish and close out positions on these options will be subject to the development and maintenance of a liquid market.

Hedging Strategies With Futures. Hedging by use of futures contracts seeks to establish more certainty than would otherwise be possible with respect to the effective price or rate of return on portfolio securities or securities that a Fund owns or proposes to acquire. Such futures contracts may include contracts for the future delivery of securities held by a Fund or securities with characteristics similar to those of a Fund's portfolio securities. If, in the opinion of the Investment Manager, there is a sufficient degree of correlation between price trends for a Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, a Fund may enter into such futures contracts as part of its hedging strategy. Although, under some circumstances, prices of securities in a Fund's portfolio may be more or less volatile than prices of such futures contracts, the Investment Manager will attempt to estimate the extent of this difference in volatility based on historical patterns. The Investment Manager will attempt to compensate for it by having a Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a particular hedge against price changes affecting a Fund's portfolio securities. When hedging of this character is successful, any depreciation in the value of the portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of a Fund's portfolio securities will be substantially offset by a decline in the value of the futures position.

On other occasions, a Fund may take "long" positions by purchasing such futures contracts. This may be done when a Fund anticipates the subsequent purchase of particular securities when it has the necessary cash but expects the prices or currency exchange rates available on the intended date of purchase in the applicable market to be less favorable than prices that are currently available.

When buying or selling futures contracts, a Fund must deposit an amount of cash, cash equivalents or liquid, high-quality debt instruments with its broker equal to a fraction of the contract amount. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract, which will be returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments to and from the broker, known as "variation margin," will be made at least daily as the price of the futures contract fluctuates and the Fund's position in the contract becomes more or less valuable. This process is known as "marking-to-market."

Regulations of the Commodities Futures Trading Commission ("CFTC") applicable to a Fund generally requires that all of its futures transactions constitute "bona fide" hedging transactions. As a result, a Fund will normally sell futures contracts to protect against a decrease in the price of securities it owns but intends to sell or purchase futures contracts to protect against an increase in the price of securities it intends to purchase. In addition, a Fund may purchase and sell futures contracts and options as a substitute for a comparable market position in the underlying securities. Futures transactions need not constitute "bona fide" hedging under CFTC regulations if the aggregate initial margin and premiums required to establish such positions do not exceed 5% of a Fund's net assets.

Risks Involved in Futures and Options Transactions. Futures and options transactions involve risks, which in some strategies can be substantial due to the low margin deposits required and the extremely high degree of leverage involved in futures and options trading. However, to the extent a Fund's futures and options practices are limited to hedging purposes, the Investment Manager does not believe that the Fund is subject to the degree of risk frequently associated with futures and options transactions. To the extent a Fund engages in the use of futures and options on futures other than for hedging purposes, the Fund may be subject to additional risk.

The primary risks associated with the use of futures and options include: imperfect correlation between the change in market value of the securities held by a Fund and the prices of the futures or options, possible lack of a liquid secondary market for futures or options, and the resulting inability to close such positions prior to their maturity dates. To minimize these risks, the Fund will invest only in those contracts whose behavior is expected to resemble that of a Fund's underlying securities. The Funds will attempt to minimize the risks being unable to close out futures positions by entering into these transactions on a national exchange with an active and liquid secondary market.

Three principal areas of risk are present when futures and options contracts are used even in a hedging context. First, there may not always be a liquid secondary market for a futures or option contract at the time a Fund seeks to "close out" its position. If a Fund is unable to "close out" a futures or option position and prices move adversely, the Fund would have to continue to make daily cash payments to maintain its required margin. If the Fund had insufficient cash to meet this requirement, it would have to sell portfolio securities at a disadvantageous time. In addition, the Fund might be required to deliver the securities underlying futures or options contracts it holds. Or, in the case of covered options that a Fund has written, the Fund would be unable to sell the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if a Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase and subsequent sale of the underlying securities.

Each Fund will seek to reduce the risk that it will be unable to "close out" contracts by entering into only futures or options contracts that are traded on national exchanges and for which there appears to be a liquid secondary market.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) an exchange may impose restrictions on opening and/or closing transactions;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation (the "OCC") may not at all times be adequate to handle current trading volume; and (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

It is also possible that changes in the prices of futures or options contracts might correlate imperfectly, or not at all, with changes in the market values of the securities being hedged. This situation could result from price distortions in the futures or options markets due to, among other things, active trading by speculators and use of offsetting "closing" transactions by other investors seeking to avoid meeting additional margin deposit requirements. In the event of significant market distortions, it is possible that a Fund could lose money on futures or options contracts and experience appreciation in the value of its portfolio securities, or vice versa.

Finally, adverse market movements could cause a Fund to lose up to its full investment in an options contract and/or to experience substantial losses on an investment in a futures contract. However, barring such significant market distortions, a similar result could be expected were a Fund to invest directly in the securities being hedged. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or option.

Restrictions. Each Fund may enter into futures contracts and options on futures contracts provided that aggregate deposits required do not exceed 5% of its total assets. In addition, certain provisions of the Internal Revenue Code of 1986, as amended (the "Code"), may limit the Fund's use of futures contracts and options.

Index participations and index participation contracts provide the equivalent of a position in the securities comprising an index, with each security's representation equaling its index weighting. Moreover, their holders are entitled to payments equal to the dividends paid by the underlying index securities. Generally, the value of an index participation or index participation contract will rise and fall along with the value of the related index. A Fund will invest in equity index participations and index participation contracts only if a liquid market for them appears to exist.

The extent to which each Fund may purchase and sell futures, options, equity index participations and index participation contracts may be limited by a Fund's intention to meet Code requirements for qualification as a regulated investment company. Read the "Taxes" section in this SAI for more information.

ILLIQUID SECURITIES. Investments that cannot be sold or disposed of in the normal course of business at their approximate value will be considered illiquid. The Investment Manager determines the liquidity of a Fund's investments under the supervision and direction of the Board of Trustees. Investments currently considered illiquid are repurchase agreements not maturing within seven days and some restricted securities.

LENDING AND DIRECT DEBT. Direct debt instruments represent ownership interests in the debt of a company, government or other entity. Lending of securities is a common practice in the securities industry. Each Fund will engage in security lending arrangements with the primary objective of increasing a Fund's income through investment of the cash collateral in short-term, interest-bearing obligations but will do so only to the extent that a Fund will not lose the tax treatment available to regulated investment companies. A Fund will be entitled to all dividends or interest on any of its loaned securities. Loans of securities involve a risk that the borrower may fail to return the securities or provide additional collateral. The Funds may loan securities to qualified broker-dealers or other institutional investors provided: (i) the loan is secured continuously by collateral consisting of U.S. Government securities, letters of credit, cash or cash equivalents maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (ii) the Funds may at any time call the loan and obtain the return of the securities loaned; (iii) the Funds will receive any interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a Fund.

MORTGAGE-BACKED SECURITIES represent an interest in an underlying pool of mortgages. Issuers of these securities include agencies and instrumentalities of the U.S. Government, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, and private entities, such as banks. The income paid on mortgage-backed securities depends upon the income received from the underlying pool of mortgages. These securities are subject to interest rate risk, like other debt securities, in addition to prepayment risk. Mortgage-backed securities include collateralized mortgage obligations, mortgage-backed bonds and stripped mortgage-backed securities.

MONEY MARKET SECURITIES are high-quality, short-term securities that may be issued by entities such as the U.S. Government, corporations and financial institutions (like banks).

PRECIOUS METAL-RELATED INVESTMENTS. Prices of precious metals can be expected to respond to changes in rates of inflation and to perceptions of economic and political instability. Historically, the prices of precious metals and of securities of companies engaged in the precious metal-related activities have been subject to extreme fluctuations, as a result of, among other reasons, wider economic or political instability. The Funds may invest in common stocks of domestic companies principally engaged in precious metal-related activities, which include companies principally engaged in the extraction, processing, distribution or marketing of precious metals, if, at the time of investment, the Investment Manager considers that at least 50% of the company's assets, revenues or profits are derived from the precious metal industry.

The Funds also may invest in futures on precious metals, such as gold futures, and options thereon. Such investments are subject to the investment limitations on investments in futures and options for the Funds as set forth in the "Futures Contracts and Options on Futures Contracts" section of the SAI.

PREFERRED STOCK. The Funds may invest in preferred stock. Preferred stock has priority over common stock as to income and generally as to assets of an issuer; however, income is usually limited to a definitive percentage regardless of the issuer's earnings. Preferred stock usually has limited voting rights.

Restriction. Each Fund will not purchase preferred stocks, if as a result, it would have more than 5% of net assets in such securities.

REAL ESTATE-RELATED INVESTMENTS. Real estate-related instruments include real estate investment trusts, commercial and residential mortgage-backed securities and real estate financings. Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments also may be affected by certain tax and regulatory requirements, such as those relating to the environment.

REPURCHASE AGREEMENTS. Repurchase agreements are instruments under which a buyer acquires ownership of a security from a seller who agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the buyer's holding period. Under the 1940 Act, a repurchase agreement is deemed to be a Fund's loan of money to the seller, collateralized by the underlying security. The interest rate is effective for the period of time in which the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. Any repurchase agreements a Fund enters into will involve the Fund as the buyer and banks or broker-dealers as sellers (repurchase agreements with broker-dealers will be limited to obligations of the U.S. Government or its agencies or instrumentalities). The period of these repurchase agreements will be usually short--from overnight to one week--and at no time will the Fund invest in repurchase agreements for more than one year. However, securities subject to repurchase agreements may have maturity dates in excess of one year from the effective date of the repurchase agreements. The transaction requires the initial collateralization of the seller's obligation with securities having a market value, including accrued interest, equal to at least 102% of the dollar amount the Fund invests with the value marked-to-market daily to maintain 100% coverage. A default by the seller might cause the Fund to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. The Fund might also incur disposition costs in liquidating the collateral. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian bank.

In the event of a bankruptcy or other default of a repurchase agreement's seller, a Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income.

RESTRICTED SECURITIES. Restricted securities are securities that are subject to legal restrictions on their sale. Restricted securities may be considered to be liquid if a liquid institutional or other market exists for these securities. In making this determination, the Investment Manager, under the direction of the Board of Trustees, will take into account the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to purchase or sell the security and the number of potential purchasers;
(iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). To the extent a Fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the Fund's portfolios may be increased if qualified institutional buyers become uninterested in purchasing these securities contracts.

SECURITIES OF OTHER INVESTMENT COMPANIES. Each Fund may buy shares of other investment companies, including those managed by its Investment Manager. Because other investment companies employ investment advisers and other service providers, investments by a Fund may cause shareholders to pay duplicative fees.

STRIPPED SECURITIES are securities whose income and principal components are detached and sold separately from each other. While the risks associated with stripped securities are similar to other securities, stripped securities are typically subject to greater changes in value. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations of the U.S. Treasury.

U.S. GOVERNMENT SECURITIES are debt securities issued by the U.S. Treasury or issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities. U.S. Treasury securities are backed by the full faith and credit of the United States. Not all U.S. Government securities are backed by the full faith and credit of the United States. Some U.S. Government securities are supported by a line of credit the issuing entity has with the U.S. Treasury. Others are supported solely by the credit of the issuing agency or instrumentality. Of course U.S. Government securities are among the safest securities, but they are still subject to interest rate changes which may affect their yields.

WARRANTS. The Funds may invest in warrants, which are options to purchase equity securities at specific prices valid for a specific period of time. The prices do not necessarily move parallel to the prices of the underlying securities. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. If a warrant is not exercised within the specified time period, it will become worthless and a Fund will lose the purchase price and the right to purchase the underlying security.

                             INVESTMENT RESTRICTIONS

Except as otherwise noted, the restrictions below are fundamental and cannot be changed without approval of the holders of a majority of the outstanding voting securities (as defined in the Investment Company Act of 1940, the "1940 Act").

Each  Fund may not:

         1) Purchase securities of any issuer, except as consistent with the maintenance of its status as a diversified company under the 1940 Act;

         2) Concentrate investments in a particular industry or group of industries, except as permitted under the 1940 Act, or the rules or regulations thereunder; and

         3) (i) purchase or sell commodities, commodities contracts, futures contracts or real estate, (ii) lend or borrow money,
                  (iii) issue senior securities, (iv) underwrite securities or
                  (v) pledge, mortgage or hypothecate any of its assets, except as permitted by the 1940 Act, or the rules or regulations thereunder.

THE FOLLOWING DESCRIPTIONS OF THE 1940 ACT MAY ASSIST INVESTORS IN UNDERSTANDING THE ABOVE POLICIES AND RESTRICTIONS.

Diversification. Under the 1940 Act and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other registered investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's voting securities would be held by the fund.

Concentration. The 1940 Act presently defines concentration as investing 25% or more of the Fund's total assets in an industry or group of industries, with certain exceptions.

Borrowing. The 1940 Act presently restricts a Fund from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Lending. Under the 1940 Act, a Fund may only make loans if expressly permitted by its investment policies.

NON-FUNDAMENTAL INVESTMENT POLICIES.
The following investment policies and restrictions are non-fundamental and may be changed by the Trust's Board of Trustees. Each Fund may not:

         1) Purchase securities of any issuer, if as a result, more than 15% of its net assets would be invested in illiquid securities, including repurchase agreements with maturities in excess of 7 days.

         2) Invest for the purpose of exercising control or management of another issuer.

         3) Purchase securities of other investment companies, except as permitted by the 1940 Act, including any exemptive relief granted by the SEC.

         4) Sell securities short unless it owns the security or the right to obtain the security or equivalent securities (transactions in futures contracts and options are not considered selling securities short).

         5) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin payments in connection with futures contracts and options on futures shall not constitute purchasing securities on margin.

         6) Borrow money for temporary or emergency purposes except that a Fund may (i) borrow money from banks and (ii) engage in reverse repurchase agreements with any party; provided that
                  (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days) and the Fund will not purchase securities while borrowings represent more than 5% of its total assets.

         7) Concentrate investments in a particular industry or group of industries, as concentration is defined under the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time except to the extent the investments of its index are concentrated.

         8) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of securities or repurchase agreements).


                    ORGANIZATION AND MANAGEMENT OF THE TRUST

Each Fund is a series of Schwab Capital Trust (the Trust), an open-end investment management company organized as a Massachusetts business trust on May 7, 1993. The Trust is authorized to issue and unlimited number of shares of beneficial interests in one or more series or classes of series (funds and/or classes of funds). Currently, Schwab Capital Trust offers the following series:
S&P 500 Fund, Schwab International Index Fund(R), Schwab Small-Cap Index Fund(R), Schwab Analytics Fund(R), Schwab MarketTrack(TM): All Equity Portfolio, Growth Portfolio, Balanced Portfolio and Conservative Portfolio, Schwab MarketManager(TM): Balanced Portfolio, Growth Portfolio, International Portfolio and Small Cap Portfolio.

The Trust generally is not required to hold shareholder meetings. However, shareholder meetings will be held in connection with the following matters: (1) election or removal of Trustees if a meeting is requested in writing by a shareholder or shareholders who beneficially own(s) 10% or more of the Trust's shares; (2) adoption of any contract for which shareholder approval is required by the 1940 Act; (3) any termination of the Trust to the extent and as provided in the Declaration of Trust; (4) any amendment of the Declaration of Trust (other than amendments changing the name of the Trust or any of its investment portfolios, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); (5) determining whether a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the shareholders, to the same extent as the stockholders of a Massachusetts business corporation; and
(6) such additional matters as may be required by law, the Declaration of Trust, the Bylaws or any registration of the Trust with the SEC or any state or as the Board of Trustees may consider desirable. The shareholders also would vote upon changes to a Fund's fundamental investment objective, policies or restrictions.

Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of his or her successor or until death, resignation, retirement or removal by a majority vote of the shares entitled to vote (as described below) or of a majority of the Trustees. In accordance with the 1940 Act, (i) the Trust will hold a shareholder meeting for the election of Trustees when less than a majority of the Trustees have been elected by shareholders and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees have been elected by the shareholders, that vacancy will be filled by a vote of the shareholders.

Upon the written request of 10 or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of a Trust's outstanding shares stating that they wish to communicate with the other shareholders for the purpose of obtaining signatures necessary to demand a meeting to consider removal of one or more Trustees, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Bylaws of the Trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, of the Declaration of Trust or of the Bylaws permits or requires that (i) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (ii) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the Trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the Trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder. Moreover, the Trust will be covered by insurance which the Trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations. There is a remote possibility that a Fund could become liable for a misstatement in the Prospectus or SAI about another Fund.

For further information, please refer to the registration statement and exhibits for the Trust on file with the SEC in Washington, D.C. and available upon payment of a copying fee. The statements in the Prospectus and this SAI concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

                             MANAGEMENT OF THE TRUST

OFFICERS AND TRUSTEES. The Officers and Trustees of the Trust, their principal occupations over the past five years and their affiliations, if any, with The Charles Schwab Corporation, Schwab and the Investment Manager, are as follows:

                                        POSITION WITH
NAME/DATE OF BIRTH                      THE TRUST                 PRINCIPAL OCCUPATION
------------------                      ---------                 --------------------

CHARLES R. SCHWAB*                      Chairman and Trustee      Chairman, Co-Chief Executive Officer and
July 29, 1937                                                     Director, The Charles Schwab Corporation;
                                                                  Chairman, Chief Executive Officer and
                                                                  Director, Charles Schwab Holdings, Inc.;
                                                                  Chairman and Director, Charles Schwab
                                                                  & Co., Inc, Charles Schwab Investment
                                                                  Management, Inc., The Charles Schwab
                                                                  Trust Company, and Schwab Retirement
                                                                  Plan Services, Inc.; Chairman and Director
                                                                  (current board positions), and Chairman
                                                                  (officer position) until December 1995,
                                                                  Mayer & Schweitzer,Inc. (a securities
                                                                  brokerage subsidiary of The Charles Schwab
                                                                  Corporation); Director, The Gap, Inc. (a
                                                                  clothing retailer), Transamerica Corporation
                                                                  (a financial services organization), AirTouch
                                                                  Communications (a telecommunications
                                                                  company) and Siebel Systems (a software
                                                                  company).



DONALD F. DORWARD                       Trustee                   Executive Vice President and Managing Director,
September 23, 1931                                                Grey Advertising.  From 1990 to 1996, Mr.
                                                                  Dorward was President and Chief Executive
                                                                  Officer, Dorward & Associates.  Dorward &
                                                                  Associates is an advertising and
                                                                  marketing/consulting firm.

ROBERT G. HOLMES                        Trustee                   Chairman, Chief Executive Officer and Director,
May 15, 1931                                                      Semloh Financial, Inc.  Semloh Financial is an
                                                                  international financial services and investment
                                                                  advisory firm.

DONALD R. STEPHENS                      Trustee                   Managing Partner, D.R. Stephens & Co.
June 28, 1938                                                     Prior to 1995, Mr. Stephens was Chairman and
                                                                  Chief Executive Officer of North American Trust
                                                                  (a real estate investment trust).

MICHAEL W. WILSEY                       Trustee                   Chairman, Chief Executive Officer and Director,
August 18, 1943                                                   Wilsey Bennett, Inc. (truck and air
                                                                  transportation, real estate investment and
                                                                  management, and investments).

TAI-CHIN TUNG                           Treasurer and Principal   Vice President - Finance, Charles Schwab & Co.,
March 7, 1951                           Financial Officer         Inc.; Controller, Charles Schwab Investment
                                                                  Management, Inc.  From 1994 to 1996, Ms. Tung
                                                                  was Controller for Robertson Stephens Investment
                                                                  Management, Inc.  From 1993 to 1994, she was
                                                                  Vice President of Fund Accounting, Capital
                                                                  Research and Management Co.

WILLIAM J. KLIPP*                       Executive Vice            Executive Vice President, SchwabFunds(R),
December 9, 1955                        President, Chief          Charles Schwab & Co., Inc.; President and Chief
                                        Operating Officer and     Operating Officer, Charles Schwab Investment
                                        Trustee                   Management, Inc.

STEPHEN B. WARD                         Senior Vice President     Senior Vice President and Chief Investment
April 5, 1955                           and Chief Investment      Officer, Charles Schwab Investment Management,
                                        Officer                   Inc.

FRANCES COLE                            Secretary                 Senior Vice President, Chief Counsel and
September 9, 1955                                                 Assistant Corporate Secretary, Charles Schwab
                                                                  Investment Management, Inc.

----------
 * This Trustee is an "interested person" of the Trust.

Each of the above-referenced Officers and/or Trustees also serves in the same capacity as described for the Trust, for Schwab Investments, The Charles Schwab Family of Funds and Schwab Annuity Portfolios. The address of each individual listed above is 101 Montgomery Street, San Francisco, California 94104.

                               COMPENSATION TABLE(1)

                                                                             Estimated Annual
                                                   Pension or Retirement     Benefits upon
                             Aggregate             Benefits Accrued as       Retirement from the   Total Compensation
Name of Person,              Compensation from     Part of Fund Expenses     Fund                  from the Fund
Position                     the Trust             from the Fund Complex(2)  Complex(2)            Complex(2)
--------                     ---------             ------------------------  ----------            ----------
Charles R. Schwab,           0                     N/A                       N/A                   0
Chairman and Trustee


                               COMPENSATION TABLE(1)

                                                                             Estimated Annual
                                                   Pension or Retirement     Benefits upon
                             Aggregate             Benefits Accrued as       Retirement from the   Total Compensation
Name of Person,              Compensation from     Part of Fund Expenses     Fund                  from the Fund
Position                     the Trust             from the Fund Complex(2)  Complex(2)            Complex(2)
--------                     ---------             ------------------------  ----------            ----------
William J. Klipp,            0                     N/A                       N/A                   0
Executive Vice

President, Chief Operating
Officer and Trustee

Donald F. Dorward,           []                    N/A                       N/A                   []
Trustee

Robert G. Holmes,            []                    N/A                       N/A                   []
Trustee

Donald R. Stephens,          []                    N/A                       N/A                   []
Trustee

Michael W. Wilsey,           []                    N/A                       N/A                   []
Trustee

1        Figures are for the Trust's fiscal year ended October 31, 1998.
2 "Fund Complex" comprises all 35 funds of the Trust, The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios.


DEFERRED COMPENSATION PLAN. Pursuant to exemptive relief from the SEC, the Trust may enter into deferred fee arrangements (the "Fee Deferral Plan" or the "Plan") with Trustees who are not "interested persons" of any of the Funds (the "Independent Trustees").

As of the date of this SAI, none of the Independent Trustees has elected to participate in the Fee Deferral Plan. In the event an Independent Trustee does elect to participate in the Plan, the Plan would operate as described below.

Under the Plan, deferred Trustee's fees will be credited to a book reserve account established by the Trust (the "Deferred Fee Account") as of the date such fees would have been paid to such Trustee. The value of the Deferred Fee Account as of any date will be equal to the value the Account would have had as of that date if the amounts credited to the Account had been invested and reinvested in the securities of the Schwab Fund or SchwabFunds(R) selected by the participating Trustee (the "Selected Schwab Fund Securities"). SchwabFunds include the series or classes of beneficial interest of the Trust, The Charles Schwab Family of Funds and Schwab Investments.

Pursuant to the exemptive relief from the SEC, each Fund will purchase and maintain the Selected Schwab fund Securities in an amount equal to the deemed investments in that Fund of the Deferred Fee Accounts of the Independent Trustees. The exemptive relief granted to the Trust permits the Funds and the Independent Trustees to purchase the Selected Schwab fund Securities, which transactions would otherwise be limited or prohibited by the investment policies and/or restrictions of the Funds. See "Investment Restrictions in this SAI for more information."

                             MANAGEMENT OF THE FUND

INVESTMENT MANAGER. The Investment Manager, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the Funds' investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (the "Advisory Agreement") between it and the Trust. The Investment Manager is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and currently provides investment management services to the SchwabFunds Family, a family of [] mutual funds with over $[xx] billion in assets as of [date]. The Investment Manager is an affiliate of: Schwab, the [Trust's distributor, and its shareholder services and transfer agent.] The Advisory Agreement will continue in effect until [date] with respect to Fund and thereafter will continue for one year terms subject to annual approval by: (1) the Board of Trustees or (2) a vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of a Fund. In either event, the continuance also must be approved by a majority of the Board of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time upon 60 days' notice by either party, or by a majority vote of the outstanding shares of a Fund, and will terminate automatically upon assignment.

The Investment Manager and Schwab have guaranteed that, through at least [date], the total fund operating expenses of Large-Cap Fund, Large-Cap Value Fund and Small-Cap Fund will not exceed 0.xx%, 0.xx% and 0.xx%, respectively, of each Fund's average daily net assets.

DISTRIBUTOR. Pursuant to a Distribution Agreement, Schwab is the principal underwriter for shares of the Funds and is the Trust's agent for the purpose of the continuous offering of the Funds' shares. The Funds pay the cost of the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplementary sales literature and advertising. Schwab receives no fee under the Distribution Agreement. Terms of continuation, termination and assignment under the Distribution Agreement are identical to those described above with respect to the Advisory Agreement.

CUSTODIAN AND FUND ACCOUNTANT.  ______________________ and _________________,
serve as Custodian and Fund Accountant for the Funds.


                       PORTFOLIO TRANSACTIONS AND TURNOVER

PORTFOLIO TRANSACTIONS. In effecting securities transactions for the Funds, the Investment Manager seeks to obtain best price and execution. Subject to the supervision of the Board of Trustees, the Investment Manager will generally select brokers and dealers for the Funds primarily on the basis of the quality and reliability of brokerage services, including execution capability and financial responsibility. In assessing these criteria, the Investment Manager will, among other things, monitor the performance of brokers effecting transactions for the Fund to determine the effect, if any, that the Funds' transactions through those brokers have on the market prices of the stocks involved. This may be of particular importance for the Funds' investments in relatively smaller companies whose stocks are not as actively traded as those of their larger counterparts. The Funds will seek to buy and sell securities in a manner that causes the least possible fluctuation in the prices of those stocks in view of the size of the transactions.

In an attempt to obtain best execution for the Funds, the Investment Manager also may place orders directly with market makers or with third market brokers, Instinet or brokers on an agency basis. Placing orders with third market brokers or through Instinet may enable the Fund to trade directly with other institutional holders on a net basis. At times, this may allow the Fund to trade larger blocks than would be possible trading through a single market maker.

When the execution and price offered by two or more broker-dealers are comparable, the Investment Manager may, in its discretion, in agency transactions (and not principal transactions) utilize the services of broker-dealers that provide it with investment information and other research resources. Such resources also may be used by the Investment Manager when providing advisory services to other investment advisory clients, including mutual funds.

In determining when and to what extent to use Schwab or any other affiliated broker-dealer as its broker for executing orders for the Funds on securities exchanges, the Investment Manager will consider (if relevant) whether the compensation to be paid Schwab or any other affiliated broker-dealer will be (i) fair and reasonable, (ii) at least as favorable to the Fund as commissions that would be charged by other qualified brokers having comparable execution capabilities and (iii) at least as favorable as commissions contemporaneously charged by Schwab or any other affiliated broker-dealer on comparable transactions for its most favored unaffiliated customers. The Funds do not consider it practicable or in the best interests of their shareholders to solicit competitive bids for commission rates on each transaction. However, the Board of Trustees, including a majority of the Trustees who are not "interested persons" of Schwab or any other affiliated broker-dealer within the meaning of the 1940 Act, (i) has prescribed procedures designed to provide that the Funds do not pay commissions that do not meet the standards described above, (ii) reviews those procedures annually to determine whether they remain adequate and
(iii) considers quarterly whether or not the commissions charged by Schwab or any other affiliated broker-dealer have met the standards.

PORTFOLIO TURNOVER. For reporting purposes, each Fund's turnover rate is calculated by dividing the value of purchases or sales of portfolio securities for the fiscal year, whichever is less, by the monthly average value of portfolio securities a Fund owned during the fiscal year. When making the calculation, all securities whose maturities at the time of acquisition were one year or less ("short-term securities") are excluded.

A 100% portfolio turnover rate would occur, for example, if all portfolio securities (aside from short-term securities) were sold and either repurchased or replaced once during the fiscal year. The Funds expect that their portfolio turnover rate will not exceed 100% in any given year, a turnover rate lower than that of most non-index mutual funds.

From time to time, a Fund may compare its portfolio turnover rate with that of other mutual funds as reported by independent sources.

PORTFOLIO TURNOVER. The Funds have adopted a number of policies that should cause its portfolio turnover rate to be below the portfolio turnover rate of many other mutual funds. A lower portfolio turnover rate acts to minimize associated transaction costs as well as the level of realized capital gains.

                                      TAXES

It is each Fund's policy to qualify for taxation as a "regulated investment company" by meeting the requirements of Subchapter M of the Code. By following this policy, the Funds expect to eliminate or reduce to a nominal amount the federal income tax to which it is subject.

In order to qualify as a regulated investment company, the Funds must, among other things, (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stocks, securities or currencies; and
(2) diversify its holdings so that at the end of each quarter of its taxable year (i) at least 50% of the market value of a Fund's total assets is represented by cash or cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of a Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of any other regulated investment company) or of two or more issuers that a Fund controls, within the meaning of the Code, and that are engaged in the same, similar or related trades or businesses.

These requirements may restrict the degree to which a Fund may engage in certain hedging transactions and may limit the range of a Fund's investments. If a Fund qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, which it distributes to shareholders, provided that the Fund meets certain minimum distribution requirements. To comply with these requirements, the Fund must distribute at least (a) 90% of its "investment company taxable income" (as that term is defined in the Code) and (b) 90% of the excess of its (i) tax-exempt interest income over (ii) certain deductions attributable to that income (with certain exceptions), for its taxable year. Each Fund intends to make sufficient distributions to shareholders to meet these requirements.

The Code imposes a non-deductible excise tax on regulated investment companies that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their capital gain net income for the one year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. If the distributions during a calendar year were less than the required amount, the Fund is subject to a non-deductible excise tax equal to 4% of the deficiency.

INCOME TAX INFORMATION. Any dividends declared by the Funds in October, November or December to shareholders of record during those months and paid during the following January are treated, for tax purposes, as if they were received by each shareholder on December 31 of the year in which they were declared.

Dividends the Funds pay from net investment income and distributions from a Fund's net short-term capital gains in excess of any net long-term capital losses, whether received in cash or reinvested, will generally be taxable to shareholders as ordinary income. Distributions received from a Fund designated as long-term capital gains (net of capital losses), whether received in cash or reinvested, will be taxable as long-term capital gains without regard to the length of time a shareholder owned shares in the Fund. However, if a shareholder receives a long-term capital gain distribution with respect to a Fund's shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the long-term capital gain distribution, be treated as a long-term capital loss. For corporate investors in the Funds, dividend distributions a Fund designates to be from dividends received from qualifying domestic corporations will be eligible for the 70% corporate dividends-received deduction to the extent they would qualify if the Fund were a regular corporation. If a shareholder is not subject to income tax, generally the shareholder will not be taxed on amounts distributed by a Fund.

A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; or (3) fails to provide a certified statement that he or she is not subject to "backup withholding." This "backup withholding" is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

The foregoing discussion relates only to federal income tax law as applicable to U.S. citizens or residents. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the Funds are generally not subject to U.S. taxation, unless the recipient is an individual who meets the Code's definition of "resident alien." Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above. Distributions by a Fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment.

A Fund's transactions in futures contracts, forward contracts, foreign currency transactions, options and certain other investment and hedging activities are subject to special tax rules. In a given case, these rules may accelerate income to a Fund, defer its losses, cause adjustments in the holding periods of the Fund's assets, convert short-term capital losses into long-term capital losses or otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Funds will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of a Fund and its shareholders.

The discussion of federal income taxation presented above only summarizes some of the important federal tax considerations generally affecting purchasers of Fund shares. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund and its shareholders, and the discussion is not intended as a substitute for careful tax planning. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisers regarding the consequences of investing in a Fund.

AFTER TAX RETURN. Taxes can erode the returns a shareholder earns from a mutual fund investment and are an important, and often overlooked, factor when evaluating a mutual fund's performance. The Investment Manager of the Funds may use specific investment policies in an attempt to minimize realized capital gain distributions only to the extent they do not have a material effect on a Fund's ability to track the performance of its index. Certain of these policies include selling the highest tax cost securities first and trading only round-lots or large blocks of securities. In order to minimize capital gain distributions, while achieving a Fund's investment objective, the Investment Manager focuses on individual tax lots in deciding when and how to manage the realization of net capital gains. By deferring the realization of capital gains, where possible, until an investor sells shares, those unrealized gains can accumulate in a Fund, helping to build the value of a shareholder's investment. In addition, shareholders are given greater control over the timing of the recognition of such gains and the impact on their tax situations. The Investment Manager constantly monitors, analyzes and evaluates each portfolio as well as market conditions to manage necessary trading activity and to determine when there are opportunities to harvest capital losses, which can then be used to offset realized capital gains. There can be no assurance that the Investment Manager will succeed in avoiding realized net capital gains.

                             SHARE PRICE CALCULATION

Each Fund's net asset value per share (NAV) is determined each Business Day after the close of trading on the New York Stock Exchange (NYSE), generally as of 4:00 p.m. Eastern time. The NYSE may change its holiday closing schedule at anytime, but, currently, the NYSE is scheduled to close on the following holidays: New Year's Day, Dr. Martin Luther King Jr.'s Day (observed), Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Shares purchased normally begin to earn dividends on the next business day with the following exceptions: Columbus Day and Veterans Day.

Each Fund values its portfolio securities daily based on their fair value. Securities traded on stock exchanges are valued at the last quoted sales price on the exchange on which such securities are primarily traded, or, lacking any sales, at the mean between the bid and ask prices. Securities traded in the over-the-counter market are valued at the last sales price that day, or if no sales that day, at the mean between the bid and ask prices. Securities for which market quotations are not readily available (including restricted securities that are subject to limitations on their sale and illiquid securities) are valued at fair value as determined in good faith pursuant to guidelines adopted by the Board of Trustees. Securities may be valued on the basis of prices provided by pricing services when such prices are believed to reflect fair market value. The Investment Manager assigns fair values to a Fund's other investments in good faith under Board of Trustees guidelines. The Board of Trustees regularly reviews these values.

                        HOW THE FUND REFLECTS PERFORMANCE

STANDARDIZED TOTAL RETURN. Average annual total return is determined by calculating the return on a $1,000 investment in a Fund made at the beginning of the period, then calculating the average annual compounded rate of return that would produce the same investment return on the $1,000 over the same period. It is reported for periods of 1, 5, 10 years or since commencement of operations for periods not falling on those intervals. In computing average annual total return, a Fund assumes the reinvestment of all distributions at net asset value on applicable reinvestment dates.

NONSTANDARDIZED TOTAL RETURN. Nonstandardized total return for a Fund differs from standardized total return in that it relates to periods other than the period for standardized total return and/or that it represents aggregate (rather than average) total return.

In addition, an after-tax total return for a Fund may be calculated by taking the Fund's standardized or non-standardized total return and subtracting applicable federal taxes from the portions of the Fund's total return attributable to capital gain distributions and ordinary income. This after-tax total return may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.

A Fund also may report the percentage of that Fund's standardized or non-standardized total return which would be paid to taxes annually (at the applicable federal personal income and capital gains tax rates) before redemption of Fund shares. This proportion may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.

A Fund may also advertise its cumulative total return since inception. This number is calculated using the same formula that is used for average annual total return except that, rather than calculating the total return based on a one-year period, cumulative total return is calculated from commencement of operations to its fiscal year end.

                       THE INDEXES AND INDEXING STRATEGIES

Because the unmanaged performance of a broad-based equity index often has proven superior to that of many individually selected stock portfolios, a growing percentage of assets invested in the equity markets are being placed in "index" portfolios. Institutional investors often devote a substantial percentage of their assets to indexed strategies.

An index typically tracks the performance of a group of securities selected to represent a particular market, and most often is used to gauge that market's performance. The Dow Jones Industrial Average ("DJIA") and S&P 500 are two indices designed to measure the performance of U.S. stocks. When investment managers invest indexed separate accounts or index fund assets, they attempt to replicate the performance of the applicable target index by holding all or a representative sample of the securities included in the index.

An index's performance data assumes the reinvestment of dividends but does not reflect deductions for administrative and management expenses. A Fund will be subject to these costs and expenses, while an index does not have these expenses. In addition, various factors, such as holding a cash balance, may cause a Fund's performance to be higher or lower than that of an index.

The Funds are intended to make indexed investing easily available to Schwab customers with the highest level of convenience and economy, thereby facilitating their ability to participate in the long-term performance of the U.S. stock market.

The difference between a Fund's total return and the total return of its benchmark index is referred to as a Fund's tracking error. The Fund may report or advertise tracking error.

THE S&P 500 INDEX(R). The S&P 500 is representative of the performance of the U.S. stock market. The Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The S&P 500 does not contain the 500 largest stocks, as measured by market capitalization. Although many of the stocks in the Index are among the largest, there also are some relatively small companies in the Index. Those companies, however, generally are established companies within their industry group. S&P identifies important industry groups within the U.S. economy and then allocates a representative sample of stocks with each group to the S&P 500. There are four major industry sectors within the
Index: Industrials, Utilities, Financial and Transportation.

THE S&P 500/BARRA VALUE INDEX is a widely recognized index comprised of 343 large-cap value common stocks selected by BARRA, Inc. and Standard & Poor's, as of June 30, 1998. The total value of the Index (as measured by the combined market capitalization of the companies included in the Index) is approximately one- half of the total value of the S&P 500 Index. The securities of companies with the highest book-to-price ratios may be included in the Index. BARRA, Inc. and Standard & Poor's rebalance the Index at least semiannually.

THE S&P SMALLCAP 600/BARRA VALUE INDEX is a widely recognized index comprised of 373 small-cap value common stocks selected by BARRA, Inc. and Standard & Poor's as of June 30, 1998. The total value of the Index (as measured by the combined market capitalization of the companies included in the Index) is approximately one- half of the total value of the S&P SmallCap 600 Index. The securities of the companies with the highest book-to-price ratios may be included in the Index. BARRA, Inc. and Standard & Poor's rebalance the Index at least semiannually.

                        PURCHASE AND REDEMPTION OF SHARES

We designed the Funds for long-term investors. You should not use the Funds to speculate on short-term market movements. Doing so can disrupt our investment strategy and operations. It also raises costs for other Fund investors. As a result, we may refuse any purchase or buy exchange order that we deem to be disruptive to a Fund or its investments.

Each Fund has set minimum initial and subsequent investment requirements. These minimum investment requirements may be changed at any time and may not be applicable to certain types of investors. The Trust may waive the minimums for purchases by Trustees and officers.

Each Fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of applicable limits (as summarized below) may be paid, in whole or in part, in investment securities or in cash, as the Board of Trustees may deem advisable. However, payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such a practice detrimental to the best interests of the Funds. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in the "Share Price Calculation" section of the SAI. A redeeming shareholder would normally incur brokerage expenses if he or she were to convert the securities to cash.


                                OTHER INFORMATION

The Prospectus and SAI do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933, as amended, with respect to the securities offered by the

Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and SAI pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained in the Prospectus or SAI as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of the contract or other document filed as an exhibit to the Registration Statement. Each such statement is qualified in all respects by such reference.

FINANCIAL INFORMATION

The Funds' independent accountant, _____________, audits and reports on the annual financial statements of each series of the Trust and review certain regulatory reports and each Fund's federal income tax return. It also performs other professional accounting, auditing, tax and advisory services when the Trust engages it to do so.

THIS SAI DOES NOT CONSTITUTE AN OFFERING BY THE TRUST, ANY SERIES THEREOF, OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE.

                                     PART C

                                OTHER INFORMATION
                              SCHWAB CAPITAL TRUST


Item 24.       Financial Statements and Exhibits.

         (a)   Financial Statements

Financial statements and financial highlights included in the Annual Report for Schwab International Index Fund(R) for the fiscal year ended October 31, 1997, incorporated by reference into the SAI, were filed on December 23, 1997, pursuant to Rule 30d-1 under the Investment Company Act of 1940 ("1940 Act"), and are incorporated herein by reference.

Financial statements and financial highlights included in the Annual Report for Schwab Small-Cap Index Fund(R) for the fiscal year ended October 31, 1997, incorporated by reference into the SAI, were filed on December 23, 1997, pursuant to Rule 30d-1 under the 1940 Act, and are incorporated herein by reference.

Financial statements and financial highlights included in the Annual Report for the Schwab MarketTrack POrtfolios(TM) - Growth Portfolio, Balanced Portfolio and Conservative Portfolio (formerly Schwab Asset Director High Growth Fund, Balanced Growth Fund, and the Conservative Growth Fund) for the fiscal year ended October 31, 1997, incorporated by reference into the SAI, were filed on December 23, 1997, pursuant to Rule 30d-1 under the 1940 Act, and are incorporated herein by reference.

Financial statements and financial highlights included in the Annual Report for Schwab S&P 500 Fund for the fiscal year ended October 31, 1997, incorporated by reference into the SAI, were filed on December 23, 1997, pursuant to Rule 30d-1 under the 1940 Act, and are incorporated herein by reference.

Financial statements and financial highlights included in the Annual Report for Schwab Analytics Fund(R) for the fiscal year ended October 31, 1997, incorporated by reference into the SAI, were filed on December 23, 1997, pursuant to Rule 30d-1 under the 1940 Act, and are incorporated herein by reference.

Financial statements and financial highlights included in the Annual Report for Schwab MarketManager Portfolios(TM) (formerly Schwab OneSource(R) Portfolios) for the fiscal year ended October 31, 1997, incorporated by reference into the SAI, were filed on December 23, 1997, pursuant to Rule 30d-1 under the 1940 Act, and are incorporated herein by reference.

(b)  Exhibits:

       (1)              --          Agreement and Declaration of Trust, dated
                                    May 6, 1993 is incorporated by reference to
                                    Exhibit 1 to Post-Effective Amendment No. 21 to Registrant's Registration on Form N-1A, electronically filed on December 17, 1997.

       (2)              --          Amended and Restated Bylaws are incorporated
                                    by reference to Exhibit 2 to Post-Effective
                                    Amendment No. 7 to Registrant's

                                    Registration Statement on Form N-1A,
                                    electronically filed on February 27, 1996.

       (3)              --          Inapplicable.

       (4)    (a)       --          Article III, Section 5, Article V, Article
                                    VI, Article VIII, Section 4 and Article IX,
                                    Sections 1, 5 and 7 of the Agreement and
                                    Declaration of Trust, dated May 6, 1993, referenced in Exhibit 1 above, are incorporated by reference to Exhibit 1 to Post-Effective Amendment No. 21 to
                                    Registrant's registration Statement on Form
                                    N-1A electronically filed on December 17, 1997.

              (b)       --          Articles 9 and 11 of the Amended and
                                    Restated Bylaws are incorporated by
                                    reference to Exhibit 2 to Post-Effective
                                    Amendment No. 7 to Registrant's Registration
                                    Statement on Form N-1A, electronically filed on February 27, 1996.

       (5)    (a)       --          Investment Advisory and Administration
                                    Agreement between Registrant and Charles
                                    Schwab Investment Management, Inc. (the
                                    "Investment Manager"), dated June 15, 1994, is incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 21 to
                                    Registrant's Registration Statement on Form
                                    N-1A, electronically filed on December 17, 1997.

              (b)       --          Amended Schedules A and B to Investment
                                    Advisory and Administration Agreement on behalf of Schwab MarketTrack(TM) All Equity
                                    Portfolio referred to at Exhibit 5(a) is electronically filed herewith as Exhibit
                                    5(b); Forms of Schedules A and B to the
                                    Investment Advisory and Administration
                                    Agreement on behalf of the Institutional
                                    Select Funds, referred to at Exhibit 5(a) are electronically filed herewith as Exhibit
                                    5(b).

              (c)       --          Investment Sub-Advisory Agreement between
                                    Investment Manager, on behalf of the Schwab
                                    Analytics Fund(R), and Symphony Asset
                                    Management is incorporated by reference to
                                    Exhibit 5(d) to Post-Effective Amendment No.
                                    10 to Registrant's Registration Statement on
                                    Form N-1A, electronically filed on May 17,
                                    1996.

       (6)    (a)       --          Distribution Agreement between Registrant
                                    and Charles Schwab & Co., Inc. ("Schwab"), dated July 21, 1993, is incorporated by reference to Exhibit 6(a) to Post-Effective
                                    Amendment No. 21 to Registrant's
                                    Registration Statement on Form N-1A,
                                    electronically filed on December 17, 1997.

              (b)       --          Amended Schedule A to the Distribution
                                    Agreement on behalf of Schwab MarketTrack
                                    (TM) All Equity Portfolio referred to at
                                    Exhibit 6(a) above is electronically filed herewith as Exhibit 6(b); Form of Schedule A to the Distribution Agreement on behalf of the Institutional Select Funds referred to at Exhibit 6(a) above is electronically filed herewith as Exhibit 6(b).

       (7)              --          Inapplicable.

       (8)    (a)       --          Custodian Agreement between Registrant and
                                    Morgan Stanley Trust Company, dated April 4,
                                    1997, is incorporated by reference to
                                    Exhibit 8(a) to Post-Effective Amendment No.
                                    18 to Registrant's Registration Statement on
                                    Form N-1A, electronically filed on April 14,
                                    1997.

              (b)       --          Amended Appendix 2 to Custodian Agreement
                                    between the Registrant and Morgan Stanley
                                    Trust Company referred to at Exhibit 8(a) above is electronically filed herewith as
                                    Exhibit 8(e).

              (c)       --          Amendment to Custodian Agreement referred to
                                    at Exhibit 8(a) above is incorporated by reference to Exhibit 8(c) to Post-Effective
                                    Amendment No. 21 to Registrant's
                                    Registration Statement on Form N-1A,
                                    electronically filed on December 17, 1997.

              (d)       --          Accounting Services Agreement between
                                    Registrant and SEI Investments is
                                    electronically filed herewith as Exhibit
                                    8(d).

              (e)       --          Form of Amended Accounting Services
                                    Agreement is electronically filed herewith as Exhibit 8(e).

              (f)       --          Custodian Services Agreement between
                                    Registrant, on behalf of the Schwab S&P 500
                                    Fund, and PNC Bank, National Association
                                    ("PNC Bank") is incorporated by reference to
                                    Exhibit 8(c) to Post-Effective Amendment No.
                                    7 to Registrant's Registration Statement on
                                    Form N-1A, electronically filed on February
                                    27, 1996.

              (g)       --          Form of Schedule to the Custodian Services
                                    Agreement between Registrant, on behalf of the Institutional Select Index Funds and is electronically filed herewith as Exhibit
                                    8(g).

              (h)       --          Accounting Services Agreement between
                                    Registrant, on behalf of the Schwab S&P 500
                                    Fund, and PFPC Inc. is incorporated by
                                    reference to Exhibit 8(d) to Post-Effective
                                    Amendment No. 7 to Registrant's Registration
                                    Statement on Form N-1A, electronically filed on February 27, 1996.

              (i)       --          Amended Schedule to the Accounting Services
                                    Agreement referred to at Exhibit 8(h) above between Registrant, on behalf of the Schwab
                                    S&P 500 Fund and the Schwab Analytics Fund, and PFPC Inc. is incorporated by reference to Exhibit 8(f) to Post-Effective Amendment
                                    No. 10 to Registrant's Registration
                                    Statement on Form N-1A, electronically filed on May 17, 1996.

              (j)       --          Transfer Agency Agreement between Registrant
                                    and Schwab is incorporated by reference to
                                    Exhibit 8(j) to Post-Effective

                                    Amendment No. 21 to Registrant's
                                    Registration Statement on Form N-1A,
                                    electronically filed on December 17, 1997.

              (k)       --          Amended Schedules A and C to the Transfer
                                    Agency Agreement on behalf of Schwab
                                    MarketTrack(TM) All Equity Portfolio
                                    referred to at Exhibit 8(j) above are
                                    electronically filed herewith as Exhibit
                                    8(k); Forms of Schedules A and C to the
                                    Transfer Agency Agreement on behalf of the Institutional Select Index Funds are electronically filed herewith as Exhibit
                                    8(k).

              (l)       --          Shareholder Service Agreement between
                                    Registrant and Schwab, dated July 21, 1993 is incorporated by reference to Exhibit 8(l) to Post-Effective Amendment No. 21 to
                                    Registrant's Registration Statement on Form
                                    N-1A, electronically filed on December 17, 1997.

              (m)       --          Amended Schedules A and C to the Shareholder
                                    Service Agreement between Registrant and
                                    Schwab on behalf of Schwab MarketTrack(TM)
                                    All Equity Portfolio referred to at Exhibit
                                    8(l) above are electronically filed herewith as Exhibit 8(m); Forms of Schedules A and C to the Shareholder Service Agreement between Registrant and Schwab on behalf of the Institutional Select Index Funds referred to at Exhibit 8(l) above are electronically filed herewith as Exhibit 8(m).

       (9)              --          License Agreement between Schwab Capital
                                    Trust, on behalf of Schwab S&P 500 Fund, and
                                    Standard & Poor's is incorporated by
                                    reference to Exhibit 9 to Post-Effective
                                    Amendment No. 10 to Registrant's
                                    Registration Statement on Form N-1A,
                                    electronically filed on May 17, 1996.

       (10)             --          Not applicable.

       (11)   (a)       --          Not applicable.

              (b)                   Not applicable.

       (12)             --          Inapplicable.

       (13)   (a)       --          Purchase Agreement for the Schwab
                                    International Index Fund(R), dated June 17,
                                    1993, is incorporated by reference to
                                    Exhibit 13(a) to Post-Effective Amendment
                                    No. 21 to Registrant's Registration
                                    Statement on Form N-1A, electronically filed on December 17, 1997.

              (b)       --          Purchase Agreement for the Schwab Small-Cap
                                    Index Fund(R), dated October 13, 1993, is incorporated by reference to Exhibit 13(b) to Post-Effective Amendment No. 21 to
                                    Registrant's Registration Statement on Form
                                    N-1A, electronically filed on December 17, 1997.

              (c)       --          Purchase Agreement for the Schwab
                                    MarketTrack Portfolios - Growth Portfolio,
                                    Balanced Portfolio and Conservative
                                    Portfolio (formerly Schwab Asset
                                    Director(R)- High Growth, Schwab Asset
                                    Director - Balanced Growth, and Schwab Asset
                                    Director - Conservative Growth Funds) is incorporated by reference to Exhibit 13(c) to Post-Effective Amendment No. 6 to registrant's Registration Statement on Form
                                    N-1A, electronically filed on December 15, 1996.

              (d)       --          Purchase Agreement for the Schwab S&P 500
                                    Fund-Investor Shares and e.Shares(R) is
                                    incorporated by reference to Exhibit 13(d) to Post-Effective Amendment No. 7 to
                                    Registrant's Registration Statement on Form
                                    N-1A, electronically filed on February 27, 1996.

              (e)       --          Purchase Agreement for the Schwab Analytics
                                    Fund(R) is incorporated by reference to
                                    Exhibit 13(e) to Post-Effective Amendment
                                    No. 13 to Registrant's Registration
                                    Statement on Form N-1A, electronically filed on October 10, 1996.

              (f)       --          Purchase Agreement for Schwab MarketManager
                                    International Portfolio (formerly Schwab
                                    OneSource(R)Portfolios-International) is
                                    incorporated by reference to Exhibit 13(f) to Post-Effective Amendment No. 13 to
                                    Registrant's Registration Statement on Form
                                    N-1A, electronically filed on October 10, 1996.

              (g)       --          Purchase Agreement for Schwab MarketManager
                                    Growth Portfolio and Balanced Portfolio
                                    (formerly Schwab OneSource Portfolios-Growth
                                    Allocation and Schwab OneSource
                                    Portfolios-Balanced Allocation) is
                                    incorporated by reference to Exhibit 13(g) to Post-Effective Amendment No. 14 to
                                    Registration Statement on Form N-1A,
                                    electronically filed on December 18, 1996.

              (h)       --          Purchase Agreement for Schwab
                                    MarketManager(TM) Small Cap Portfolio
                                    (formerly Schwab
                                    OneSource(R)Portfolios-Small Company) is incorporated by reference to Exhibit 13(h) to Post-Effective Amendment No. 21 to
                                    Registrant's Registration Statement on Form
                                    N-1A, electronically filed on December 17, 1997.

              (i) Purchase Agreement for MarketTrack(TM) All Equity Portfolio is electronically filed herein as Exhibit 13(i).

              (j) Form of Purchase Agreement for Institutional Large-Cap Index Fund, Institutional Select Large-Cap Value Index Fund and Institutional Select Small-Cap Value Index Fund are electronically filed herein as Exhibit 13(j).

       (14)             --          Inapplicable.

       (15)             --          Inapplicable.

       (16)   (a)       --          Performance calculation for the Schwab
                                    International Index Fund(R), is incorporated by reference to Exhibit (16) to Post-Effective Amendment No. 2 to
                                    Registrant's Registration Statement on Form
                                    N-1A, filed on February 25, 1994.

              (b)       --          Performance calculation for the Schwab
                                    Small-Cap Index Fund(R), dated October 31,
                                    1994, is incorporated by reference to
                                    Exhibit 16(i) to Post-Effective Amendment
                                    No. 18 to Registration Statement on Form
                                    N-1A, filed on April 14, 1997.

              (c)       --          Performance calculation for the Schwab
                                    MarketTrack(TM) Growth Portfolio (formerly
                                    Schwab Asset Director(R)-High Growth Fund) is incorporated by reference to Exhibit
                                    16(c) to Post-Effective Amendment No. 10 to
                                    Registrant's Registration Statement on Form
                                    N-1A, filed on May 17, 1996.

              (d)       --          Performance calculation for the Schwab
                                    MarketTrack(TM) Balanced Portfolio (formerly
                                    Schwab Asset Director(R)-Balanced Growth
                                    Fund) is incorporated by reference to
                                    Exhibit 16(d) to Post-Effective Amendment
                                    No. 10 to Registrant's Registration
                                    Statement on Form N-1A, filed on May 17,
                                    1996.


              (e)       --          Performance calculation for the Schwab
                                    MarketTrack(TM) Conservative Portfolio
                                    (formerly Schwab Asset
                                    Director(R)-Conservative Growth Fund) is incorporated by reference to Exhibit 16(e) to Post-Effective Amendment No. 10 to
                                    Registrant's Registration Statement on Form
                                    N-1A, filed on May 17, 1996.

              (f)       --          Performance calculation for the Schwab S&P
                                    500 Fund is incorporated by reference to
                                    Exhibit 16(f) to Post-Effective Amendment
                                    No. 13 to Registrant's Registration
                                    Statement on Form N-1A, filed on October 10,
                                    1996.

              (g)       --          Performance calculation for the Schwab
                                    Analytics Fund(R) is incorporated by
                                    reference to Exhibit 16(g) to Post-Effective
                                    Amendment No. 14 to Registrant's
                                    Registration Statement on Form N-1A, filed on December 18, 1996.

              (h)       --          Performance calculation for the Schwab
                                    MarketManager(TM) International Portfolio
                                    (formerly Schwab OneSource Portfolios(R) -
                                    International) is incorporated by reference to Exhibit 16(h) to Post-Effective Amendment
                                    No.18 to Registration Statement on Form
                                    N1-A, filed on April 14, 1997.

              (i)       --          Performance calculation for the Schwab
                                    MarketManager(TM) Growth Portfolio (formerly
                                    Schwab OneSource Portfolios - Growth
                                    Allocation) is incorporated by reference to
                                    Exhibit 16(i) to Post-Effective Amendment
                                    No. 18 to Registration Statement on Form
                                    N-1A, filed on April 14, 1997.

              (j)       --          Performance calculation for the Schwab
                                    MarketManager(TM) Balanced Portfolio
                                    (formerly Schwab OneSource Portfolios -
                                    Balanced Allocation) is incorporated by
                                    reference to Exhibit 16(j) to Post-Effective
                                    Amendment No. 18 to Registration Statement on Form N1-A, filed on April 14, 1997.

       (17)   (a)       --          Financial Data Schedules for Schwab S&P 500
                                    Fund is electronically filed herein as
                                    exhibit 17(a).

              (b)       --          Financial Data Schedules for Schwab
                                    International Index Fund is electronically filed herein as Exhibit 17(b).

              (c)       --          Financial Data Schedules for Schwab Small
                                    Cap Index is electronically filed herein as
                                    Exhibit 17(c).

              (d)       --          Financial Data Schedules for Schwab
                                    MarketTrack(TM) Growth Portfolio (formerly
                                    Schwab Asset Director - High Growth Fund) is filed electronically herein as Exhibit
                                    17(d).

              (e)       --          Financial Data Schedules for Schwab
                                    MarketTrack(TM) Balanced Portfolio (formerly
                                    Schwab Asset Director - Balanced Growth Fund is filed electronically herein as Exhibit
                                    17(e).

              (f)       --          Financial Data Schedules for Schwab
                                    MarketTrack(TM) Conservative Portfolio
                                    (formerly Schwab Asset Director -
                                    Conservative Growth Fund) is filed
                                    electronically herein as Exhibit 17(f).

              (g)       --          Financial Data Schedules for Schwab
                                    MarketManager(TM) International Portfolio
                                    (formerly Schwab OneSource Portfolios -
                                    International) is filed electronically
                                    herein as Exhibit 17(g).

              (h)       --          Financial Data Schedules for Schwab
                                    MarketManager(TM) Growthl Portfolio
                                    (formerly Schwab OneSource Portfolios -
                                    Growth Allocation) is filed electronically herein as Exhibit 17(h.

              (i)       --          Financial Data Schedules for Schwab
                                    MarketManager(TM) Balanced Portfolio
                                    (formerly Schwab OneSource Portfolios -
                                    Balanced Allocation) is filed electronically herein as Exhibit 17(i).

              (j)       --          Financial Data Schedules for Schwab
                                    MarketManager(TM) Small Cap Portfolio
                                    (formerly Schwab OneSource Portfolios -
                                    Small Company) is filed electronically
                                    herein as Exhibit 17(j).

              (k)       --          Financial Data Schedules for Schwab
                                    Analytics(R) Fund is electronically filed herein as Exhibit 17(k).

       (18)   (a)       --          Amended and Restated Multiple Class Plan,
                                    dated April 10, 1997, for Schwab
                                    International Index Fund, Schwab Small-Cap
                                    Index Fund and Schwab S&P 500 Fund is
                                    incorporated by reference to

                                    Post Effective Amendment 18 to Registrant's
                                    Registration Statement on Form N1-A,
                                    electronically filed on April 14, 1997.


Item 25.      Persons Controlled by or under Common Control with Registrant.

       The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios each are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"), are advised by the Investment Manager, and employ Schwab as their principal underwriter, transfer agent and shareholder services agent. As a result, The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios may be deemed to be under common control with Registrant.


Item 26.      Number of Holders of Registrant's Securities.

       As of _______________, 1998, the number of record holders of shares of beneficial interest for the series of Registrant was:


Name of Fund/Class                                                 Number of Record Holders
------------------                                                 ------------------------
Schwab International Index Fund - Investor Shares(R)               1    (for the benefit of ____accounts)
Schwab International Index Fund - Select Shares(R)                 1    (for the benefit of ____accounts)
Schwab Small-Cap Index Fund(R)                                     1    (for the benefit of ____accounts)
Schwab Small-Cap Index Fund - Select Shares                        1    (for the benefit of ___ accounts)
Schwab MarketTrack(TM) All Equity Portfolio                        1    (for the benefit of ___ accounts)
Schwab MarketTrack(TM) Growth Portfolio                            1    (for the benefit of ___ accounts)
Schwab MarketTrack(TM) Balanced Portfolio                          1    (for the benefit of ___ accounts)
Schwab MarketTrack(TM) Conservative Portfolio                      1    (for the benefit of ___ accounts)
Schwab S&P 500 Fund-Investor Shares                                1    (for the benefit of ___ accounts)
Schwab S&P 500 Fund-Select Shares(TM)                              1    (for the benefit of ___ accounts)
Schwab S&P 500 Fund-e.Shares(TM)                                   1    (for the benefit of ___ accounts)
Schwab Analytics Fund(TM)                                          1    (for the benefit of ___ accounts)
Schwab MarketManager(TM) International Portfolio                   1    (for the benefit of ___ accounts)
Schwab MarketManager(TM) Growth Portfolio                          1    (for the benefit of ___ accounts)
Schwab MarketManager(TM) Balanced Portfolio                        1    (for the benefit of ___ accounts)



Item 27.      Indemnification.

       Article VIII of Registrant's Agreement and Declaration of Trust (Exhibit
(1) hereto, which is incorporated by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the

1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases No. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

        Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


Item 28.         Business and Other Connections of Investment Manager.

                 (a) Information pertaining to business and other connections of Registrant's Investment Manager is hereby incorporated by reference to the section of the Prospectuses captioned "Management of the Fund(s)" and to the section of the Statement of Additional Information captioned "Management of the Trust."
                 Registrant's Investment Manager, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as Investment Manager to the Schwab Family of Funds, also serves as the Investment Manager to Schwab Investments and Schwab Annuity Portfolios, each an open-end management investment company. The principal place of business of the Investment Manager is 101 Montgomery Street, San Francisco, California 94104. The only business in which the Investment Manager engages is that of investment manager and administrator to Registrant, Schwab Fund Family, Schwab Capital Trust, Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future.

                 (b) The business, profession, vocation or employment of a substantial nature in which each director and/or executive officer of Schwab and/or the Investment Manager is or has been engaged during the past two fiscal years for his or her own account in the capacity of director, officer, employee, partner or trustee is as follows:

Name and Position
with Registrant                  Name of Company                                    Capacity
----------------                 ---------------                                    --------
Charles R. Schwab,               Charles Schwab & Co., Inc.                         Chairman and Director
Chairman and Trustee
                                 The Charles Schwab Corporation                     Chairman, Co-Chief Executive
                                                                                    Officer and Director

                                 Schwab Holdings, Inc.                              Chairman, Chief Executive
                                                                                    Officer and  Director


                                 Charles Schwab Investment Management, Inc.         Chairman and Director

                                 The Charles Schwab Trust Company                   Chairman and Director

                                 Mayer & Schweitzer, Inc.                           Chairman and Director

                                 Schwab Retirement Plan Services, Inc.              Chairman and Director

                                 Charles Schwab Limited                             Chairman, Chief Executive
                                                                                    Officer and Director

                                 Performance Technologies, Inc.                     Chairman and Director

                                 TrustMark, Inc.                                    Chairman and Director

                                 Schwab (SIS) Holdings, Inc. I                      Chairman, Chief Executive
                                                                                    Officer and Director

                                 Schwab International Holdings, Inc.                Chairman, Chief Executive
                                                                                    Officer and Director

                                 The Gap, Inc.                                      Director

                                 Transamerica Corporation                           Director

                                 AirTouch Communications                            Director

                                 Siebel Systems                                     Director

David S. Pottruck                Charles Schwab & Co., Inc.                         Chief Executive Officer,
                                                                                    President, Chief Operating
                                                                                    Officer and Director

                                 The Charles Schwab Corporation                     President, Co-Chief Executive
                                                                                    Officer, Chief Operating
                                                                                    Officer and Director

                                 Schwab Holdings, Inc.                              Director

                                 Schwab Retirement Plan Services, Inc.              Director

                                 Charles Schwab Limited                             Director

                                 Charles Schwab Investment Management, Inc.         Director

                                 Mayer & Schweitzer, Inc.                           Director

                                 Performance Technologies, Inc.                     Director

                                 Schwab (SIS) Holdings, Inc. I                      President, Chief Operating
                                                                                    Officer and Director

                               Schwab International Holdings, Inc.                President, Chief Operating
                                                                                  Officer and Director

                               TrustMark, Inc.                                    Director
Steven L. Scheid               Charles Schwab & Co., Inc.                         Executive Vice President, Chief
                                                                                  Financial Officer and Director

                               The Charles Schwab Corporation                     Executive Vice President and
                                                                                  Chief Financial Officer

                               Schwab Holdings, Inc.                              Executive Vice President, Chief
                                                                                  Financial Officer and Director

                               Charles Schwab Investment Management, Inc.         Chief Financial Officer and
                                                                                  Director

                               The Charles Schwab Trust Company                   Chief Financial Officer and
                                                                                  Director

                               Charles Schwab Limited                             Finance Officer and Director

                               Schwab Retirement Plan Services, Inc.              Director

                               Performance Technologies, Inc.                     Director

                               Mayer & Schweitzer, Inc.                           Director

                               Schwab (SIS) Holdings, Inc. I                      Chief Financial Officer and
                                                                                  Director

                               Schwab International Holdings, Inc.                Chief Financial Officer and
                                                                                  Director

                               The Charles Schwab Corporation                     Executive Vice President

                               Charles Schwab Investment Management, Inc.         Chief Executive Officer

Karen W. Chang                 Charles Schwab & Co., Inc.                         Enterprise President

John P. Coghlan                Charles Schwab & Co., Inc.                         Enterprise President

                               The Charles Schwab Corporation                     Executive Vice President

                               The Charles Schwab Trust Company                   President, Chief Executive
                                                                                  Officer and Director

                               Schwab Retirement Plan Services, Inc.              Director

Frances Cole,                  Charles Schwab Investment Management, Inc.         Senior Vice President, Chief
Secretary                                                                         Counsel and Assistant Corporate
                                                                                  Secretary

Linnet F. Deily                Charles Schwab & Co., Inc.                         Enterprise President


Christopher V. Dodds           Charles Schwab & Co., Inc.                         Controller and Senior Vice
                                                                                  President

                               The Charles Schwab Corporation                     Controller and Senior Vice
                                                                                  President

Carrie Dwyer                   Charles Schwab & Co., Inc.                         Executive Vice President, General
Corporate Secretary                                                               Counsel

Wayne W. Fieldsa               Charles Schwab & Co., Inc.                         Executive Vice President

Lon Gorman                     Charles Schwab & Co., Inc.                         Enterprise President

James M. Hackley               Charles Schwab & Co., Inc.                         Executive Vice President

Cynthia K. Holbrook            The Charles Schwab Corporation                     Assistant Corporate Secretary

                               Charles Schwab  & Co., Inc.                        Assistant Corporate Secretary

                               Charles Schwab Investment Management, Inc.         Corporate Secretary

                               The Charles Schwab Trust Company                   Assistant Corporate Secretary

                               Mayer & Schweitzer                                 Secretary

Colleen M. Hummer              Charles Schwab & Co., Inc.                         Senior Vice President

William J. Klipp,              Charles Schwab & Co., Inc.                         Executive Vice President
Trustee, Executive Vice
President and Chief
Operating Officer

                               Charles Schwab Investment Management, Inc.         President and Chief Operating
                                                                                  Officer

Daniel O. Leemon               The Charles Schwab Corporation                     Executive Vice President and
                                                                                  Chief Strategy Officer

                               Charles Schwab & Co., Inc.                         Executive Vice President and
                                                                                  Chief Strategy Officer

Dawn G. Lepore                 Charles Schwab & Co., Inc.                         Executive Vice President and
                                                                                  Chief Information Officer

                               The Charles Schwab Corporation                     Executive Vice President and
                                                                                  Chief Information Officer

David H. Lui,                  Charles Schwab Investment Management, Inc.         Vice President and Chief
                                                                                  Compliance Officer

Susanne D. Lyons               Charles Schwab & Co., Inc.                         Enterprise President

Amy L. Mauk                    Charles Schwab Investment Management, Inc.         Corporate Counsel
Assistant Secretary

Peter J. McIntosh              Charles Schwab & Co., Inc.                         Executive Vice President

Matthew M. O'Toole,            Charles Schwab Investment Management, Inc.         Vice President and Corporate
Assistant Secretary                                                               Counsel

Gideon Sasson                  Charles Schwab & Co., Inc.                         Enterprise President

Karen L. Seaman,               Charles Schwab Investment Management, Inc.         Corporate Counsel
Assistant Secretary


Leonard Short                  Charles Schwab & Co., Inc.                         Executive Vice President

Lawrence J. Stupski            Charles Schwab & Co., Inc.                         Director until February 1995;
                                                                                  Vice Chairman until August 1994

                               The Charles Schwab Corporation                     Vice Chairman and Director; Chief
                                                                                  Operating Officer until March 1994

                               Mayer & Schweitzer, Inc.                           Director until February 1995

                               The Charles Schwab Trust Company                   Director until December 1996

Tai-Chin Tung,                 Charles Schwab & Co., Inc.                         Vice President
Treasurer and Principal
Financial Officer

                               Charles Schwab Investment Management, Inc.         Controller

                               Robertson Stephens Investment Management, Inc.     Controller until 1996

Luis E. Valencia               Charles Schwab & Co., Inc.                         Executive Vice President and
                                                                                  Chief Administrative Officer

                               The Charles Schwab Corporation                     Executive Vice President and
                                                                                  Chief Administrative Officer

                               Commercial Credit Corporation                      Managing Director until February
                                                                                  1994

Stephen B. Ward,               Charles Schwab Investment Management, Inc.         Senior Vice President and Chief
Senior Vice President and                                                         Investment Officer
Chief Investment Officer


(c) The following information, which is believed to be accurate, is based upon information provided by Symphony. The business, profession, vocation or employment of a substantial nature in which each director and/or officer of Symphony is or has been engaged during the past two fiscal years for his or her own account in the capacity of director, officer, employee, partner or trustee is as follows:

           Name                          Name of Company                               Capacity
-----------------------------------------------------------------------------------------------------------------


Andrew T. Rudd             Symphony Asset Management, Inc.             Director and Chairman

                           BARRA, Inc.                                 Director, Chief Executive Officer and
                                                                       Chairman

Jeffrey L. Skelton         Symphony Asset Management, Inc.             Director, Chief Executive Officer and
                                                                       President

                           BARRA, Inc.                                 President, BARRA Ventures Div. until 1994


Neil L. Rudolph            Symphony Asset Management, Inc.             Chief Operating Officer/Chief Compliance
                                                                       Officer

                           Wells Fargo Nikko Investment Advisors       Managing Director, Chief Operating
                                                                       Officer -- Mutual Fund Group until 1994

Praveen K. Gottipalli      Symphony Asset Management, Inc.             Director of Investments

                           BARRA, Inc.                                 Director of Active Strategies until 1994


Michael J. Henman          Symphony Asset Management, Inc.             Director of Business Development

                           Wells Fargo Nikko Investment Advisors       Managing Director
                                                                       until 1994


Item 29.      Principal Underwriter.

      (a) Schwab acts as principal underwriter and distributor of Registrant's shares. Schwab currently also acts as principal underwriter for The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios, and intends to act as such for any other investment company which Schwab may sponsor in the future.

      (b) See Item 28(b) for information on the officers and directors of Schwab. The principal business address of Schwab is 101 Montgomery Street, San Francisco, California 94104.

      (c)     Not applicable.

Item 30.      Location of Accounts and Records.

       All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of Registrant (transfer agency and shareholder records); Registrant's investment manager and administrator, Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's former sub-investment adviser, Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Suite 1100, Santa Monica, California 90401; Registrant's sub-investment adviser for the Schwab Analytics Fund(R) is Symphony Asset Management, Inc., 555 California Street, Suite 2975, San Francisco, California 94104; Registrant's principal underwriter, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's custodian and fund accountants, PNC Bank, National Association/PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809, Morgan Stanley Trust Company, 1 Pierrepont Plaza, Brooklyn, New York 11201, and SEI Investments, Oaks Pennsylvania 19456; Registrant's former custodians and fund accountants, Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02180 (ledgers, receipts, and brokerage orders); or Ropes & Gray, counsel to Registrant, 1301 K Street, N.W., Suite 800 East, Washington, District of Columbia 20005 (minute books, bylaws, and declaration of trust).

Item 31.      Management Services.

              Not applicable.

Item 32.      Undertakings.

     (a) Registrant undertakes to call a meeting of Shareholders, at the request of at least 10% of Registrant's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other Shareholders as required by Section (16) of the 1940 Act.

     (b) Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of Registrant's latest Annual Report to Shareholders upon request and without charge.

                                   SIGNATURES

              Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Registrant has duly caused this Post Effective Amendment No. 26 to the Registrant's Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington, District of Columbia on this 14th day of August, 1998.

                                       SCHWAB CAPITAL TRUST
                                       Registrant


                                       Charles R. Schwab*
                                       ---------------------------
                                       Charles R. Schwab, Chairman


              Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 14th day of August, 1998.

Signature                              Title
---------                              -----


Charles R. Schwab*                     Chairman and Trustee
------------------------
Charles R. Schwab

William J. Klipp*                      Executive Vice President, Trustee and
------------------------               Chief Operating Officer
William J. Klipp

Donald F. Dorward*                     Trustee
------------------------
Donald F. Dorward

Robert G. Holmes*                      Trustee
------------------------
Robert G. Holmes

Donald R. Stephens*                    Trustee
------------------------
Donald R. Stephens

Michael W. Wilsey*                     Trustee
------------------------
Michael W. Wilsey

Tai-Chin Tung*                         Treasurer and Principal Financial Officer
------------------------
Tai-Chin Tung

*By: /s/ Alan G. Priest
     ------------------
     Alan G. Priest, Attorney-in-Fact
     pursuant to Powers of Attorney previously filed.

                                  EXHIBIT INDEX


EXH. NO.   DOCUMENT
--------   --------
5(b) Amended and Forms of Schedules A and B to the Investment Advisory and Administration Agreement

6(b)       Amended and Form of Schedule A to the Distribution Agreement

8(b)       Amended Appendix 2 to the Custodian Agreement

8(d)       Accounting Services Agreement

8(e)       Form of Amended Exhibit 1 to the Accounting Services Agreement

8(g)       Form of Schedule to the Custodian Services Agreement

8(k)       Amended and Forms of Schedules A and C to the Transfer Agency
           Agreement

8(m)       Amended and Forms of the Shareholder Service Agreement

13(i) Purchase Agreement for Schwab MarketTrack(TM) Growth Portfolio (formerly Schwab Asset Director - Aggressive Growth Fund)

13(j)      Form of Purchase Agreement for Institutional Select Funds

17(a)      Financial Data Schedules for Schwab S&P 500 Fund

17(b) Financial Data Schedules for Schwab MarketTrack(TM) International Portfolio (formerly Schwab International Index Fund)

17(c)      Financial Data Schedules for Schwab Small Cap Index Fund

17(d) Financial Data Schedules for Schwab MarketTrack(TM) Growth Portfolio (formerly Schwab Asset Director - High Growth Fund)

17(e)      Financial Data Schedules for Schwab Asset Director - Balanced
           Growth Fund

17(f) Financial Data Schedules for Schwab Asset Director - Conservative Growth Fund

17(g) Financial Data Schedules for Schwab MarketManager(TM) International Portfolio (formerly Schwab OneSource Portfolios - International)

17(h) Financial Data Schedules for Schwab MarketManager(TM) Growth Portfolio (formerly Schwab OneSource Portfolios - Growth Allocation)

17(i) Financial Data Schedules for Schwab MarketManager(TM) Balanced Portfolio (formerly Schwab OneSource Portfolios - Balanced Allocation)

17(j) Financial Data Schedules for Schwab MarketManager(TM) Small Cap Portfolio (formerly Schwab OneSource Portfolios - Small Company)

17(k) Financial Data Schedules for Schwab Analytics(R) Fund is filed electronically herein as Exhibit 17(k).


                                      C-18